JPMorgan Core Bond Trust
Schedule of Portfolio Investments as of November 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 26.9%
U.S. Treasury Bonds
1.13%, 5/15/2040	5,350	3,172
4.38%, 5/15/2040	11,000	10,675
3.88%, 8/15/2040	21,115	19,224
2.25%, 5/15/2041	18,355	12,979
1.75%, 8/15/2041	980	631
2.00%, 11/15/2041	1,160	777
2.38%, 2/15/2042	48,290	34,395
2.75%, 11/15/2042	12,300	9,257
4.00%, 11/15/2042	4,400	4,001
3.63%, 8/15/2043	5,214	4,477
3.75%, 11/15/2043	238	208
3.00%, 11/15/2044	8,200	6,309
2.88%, 8/15/2045	2,795	2,090
2.25%, 8/15/2046	13,193	8,650
3.00%, 2/15/2047	548	415
3.13%, 5/15/2048	3,757	2,899
2.25%, 8/15/2049	8,965	5,763
2.38%, 11/15/2049	3,700	2,446
2.00%, 2/15/2050	5,329	3,221
1.25%, 5/15/2050	6,152	3,021
1.38%, 8/15/2050	565	287
1.63%, 11/15/2050	8,800	4,790
1.88%, 2/15/2051	18,386	10,691
2.00%, 8/15/2051	22,110	13,244
1.88%, 11/15/2051	7,225	4,185
2.25%, 2/15/2052	12,655	8,063
2.88%, 5/15/2052	2,025	1,487
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	441	431
3.63%, 4/15/2028	1,520	1,603
2.50%, 1/15/2029	430	436
U.S. Treasury Notes
5.00%, 10/31/2025	25,000	25,113
0.88%, 9/30/2026	8,502	7,703
1.75%, 12/31/2026	9,369	8,657
2.63%, 5/31/2027	12,000	11,308
3.25%, 6/30/2027	12,000	11,546
2.75%, 7/31/2027	7,950	7,509
3.13%, 8/31/2027	43,850	41,932
0.38%, 9/30/2027	4,690	4,032
0.75%, 1/31/2028	4,500	3,885
1.25%, 3/31/2028	9,800	8,605
3.50%, 4/30/2028	50,370	48,680
1.25%, 6/30/2028	13,470	11,748
1.00%, 7/31/2028	9,500	8,168
4.13%, 7/31/2028	38,000	37,684
1.75%, 1/31/2029	3,850	3,391

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
1.88%, 2/28/2029	12,700	11,239
2.88%, 4/30/2029	30,400	28,238
2.75%, 5/31/2029	130	120
3.25%, 6/30/2029	30,000	28,352
1.50%, 2/15/2030	895	757
4.88%, 10/31/2030	17,500	18,025
1.25%, 8/15/2031	1,040	831
1.38%, 11/15/2031	1,174	940
1.88%, 2/15/2032	27,100	22,483
2.88%, 5/15/2032	5,725	5,123
2.75%, 8/15/2032	26,425	23,336
U.S. Treasury STRIPS Bonds
2.01%, 8/15/2024 (a)	6,895	6,650
8.46%, 5/15/2026 (a)	1,500	1,341
3.97%, 8/15/2026 (a)	1,592	1,410
4.72%, 11/15/2040 (a)	5,430	2,370
4.69%, 2/15/2041 (a)	3,487	1,502
2.58%, 11/15/2041 (a)	500	208
Total U.S. Treasury Obligations (Cost $668,362)		572,713
Corporate Bonds — 24.6%
Aerospace & Defense — 0.7%
Airbus SE (France) 3.95%, 4/10/2047 (b)	150	122
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (b)	1,007	798
3.00%, 9/15/2050 (b)	502	324
Boeing Co. (The)
4.88%, 5/1/2025	605	599
2.75%, 2/1/2026	701	663
2.20%, 2/4/2026	1,385	1,295
3.10%, 5/1/2026	320	304
5.04%, 5/1/2027	960	954
3.25%, 3/1/2028	840	770
5.15%, 5/1/2030	1,540	1,526
5.71%, 5/1/2040	745	734
L3Harris Technologies, Inc. 5.40%, 7/31/2033	1,082	1,078
Leidos, Inc.
2.30%, 2/15/2031	465	372
5.75%, 3/15/2033	630	627
RTX Corp.
5.15%, 2/27/2033	934	917
4.50%, 6/1/2042	2,799	2,404
4.15%, 5/15/2045	543	432
4.35%, 4/15/2047	199	162
		14,081
Automobile Components — 0.0% ^
Lear Corp. 2.60%, 1/15/2032	445	346

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobiles — 0.2%
Hyundai Capital America
1.80%, 10/15/2025 (b)	490	455
1.30%, 1/8/2026 (b)	425	387
1.50%, 6/15/2026 (b)	775	697
3.00%, 2/10/2027 (b)	355	327
2.38%, 10/15/2027 (b)	530	467
1.80%, 1/10/2028 (b)	805	688
Stellantis Finance US, Inc. 2.69%, 9/15/2031 (b)	785	628
Volkswagen Group of America Finance LLC (Germany) 1.63%, 11/24/2027 (b)	378	324
		3,973
Banks — 6.5%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (b) (c)	1,800	1,818
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (b) (c)	900	904
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (b) (c)	800	679
AIB Group plc (Ireland) (SOFR + 3.46%), 7.58%, 10/14/2026 (b) (c)	1,955	2,000
ANZ New Zealand Int'l Ltd. (New Zealand)
5.36%, 8/14/2028 (b)	1,070	1,071
2.55%, 2/13/2030 (b)	778	655
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (b) (d)	263	253
Banco Nacional de Panama (Panama) 2.50%, 8/11/2030 (b)	1,250	915
Banco Santander SA (Spain)
5.15%, 8/18/2025	400	394
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	200	177
5.59%, 8/8/2028	3,000	2,980
6.61%, 11/7/2028	1,400	1,450
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (c)	1,700	1,598
(SOFR + 1.58%), 4.38%, 4/27/2028 (c)	1,500	1,443
(3-MONTH CME TERM SOFR + 1.30%), 3.42%, 12/20/2028 (c)	2,926	2,688
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	1,890	1,861
(SOFR + 1.57%), 5.82%, 9/15/2029 (c)	2,710	2,734
(SOFR + 2.15%), 2.59%, 4/29/2031 (c)	1,510	1,255
(SOFR + 1.21%), 2.57%, 10/20/2032 (c)	1,120	891
(SOFR + 1.33%), 2.97%, 2/4/2033 (c)	435	355
(SOFR + 1.91%), 5.29%, 4/25/2034 (c)	2,000	1,923
(SOFR + 1.84%), 5.87%, 9/15/2034 (c)	1,440	1,445
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	3,685	2,500
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (b) (c)	1,878	1,878
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	755	674
Bank of Montreal (Canada) 5.72%, 9/25/2028	1,660	1,680
Bank of Nova Scotia (The) (Canada) 4.85%, 2/1/2030	1,650	1,593
Banque Federative du Credit Mutuel SA (France)
5.90%, 7/13/2026 (b)	1,640	1,650
5.79%, 7/13/2028 (b)	2,405	2,429

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (c)	1,452	1,442
(SOFR + 1.88%), 6.50%, 9/13/2027 (c)	2,840	2,863
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (c)	585	461
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (b) (c)	832	787
(SOFR + 1.00%), 1.32%, 1/13/2027 (b) (c)	323	294
(SOFR + 1.56%), 3.13%, 1/20/2033 (b) (c)	765	623
(SOFR + 1.87%), 5.89%, 12/5/2034 (b) (c)	1,250	1,246
BPCE SA (France)
4.63%, 7/11/2024 (b)	800	790
1.00%, 1/20/2026 (b)	2,205	2,003
(SOFR + 1.52%), 1.65%, 10/6/2026 (b) (c)	690	633
3.38%, 12/2/2026	400	377
(SOFR + 2.27%), 6.71%, 10/19/2029 (b) (c)	1,600	1,633
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (c)	730	560
(SOFR + 1.73%), 3.12%, 10/19/2032 (b) (c)	1,200	924
CaixaBank SA (Spain) (SOFR + 2.08%), 6.68%, 9/13/2027 (b) (c)	1,370	1,383
Citigroup, Inc.
4.40%, 6/10/2025	865	848
4.30%, 11/20/2026	1,200	1,158
6.63%, 1/15/2028	250	266
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (c)	1,573	1,473
(SOFR + 1.18%), 2.52%, 11/3/2032 (c)	885	701
(SOFR + 1.35%), 3.06%, 1/25/2033 (c)	719	590
(SOFR + 1.38%), 2.90%, 11/3/2042 (c)	298	203
Commonwealth Bank of Australia (Australia) 3.31%, 3/11/2041 (b) (d)	525	352
Cooperatieve Rabobank UA (Netherlands)
4.38%, 8/4/2025	783	759
3.75%, 7/21/2026	945	894
Credit Agricole SA (France)
4.38%, 3/17/2025 (b)	1,250	1,216
(SOFR + 1.68%), 1.91%, 6/16/2026 (b) (c)	500	469
(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (c)	2,500	2,264
(SOFR + 1.86%), 6.32%, 10/3/2029 (b) (c)	815	831
2.81%, 1/11/2041 (b)	470	300
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.47%, 1/9/2026 (b) (c)	705	707
Discover Bank 4.25%, 3/13/2026	1,205	1,147
Federation des Caisses Desjardins du Quebec (Canada) 5.70%, 3/14/2028 (b)	1,280	1,285
HSBC Holdings plc (United Kingdom)
3.90%, 5/25/2026	200	192
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (c)	939	910
(SOFR + 1.29%), 1.59%, 5/24/2027 (c)	550	496
(3-MONTH CME TERM SOFR + 1.81%), 4.04%, 3/13/2028 (c)	904	855
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	1,215	1,059
(SOFR + 3.35%), 7.39%, 11/3/2028 (c)	1,460	1,542

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.29%), 2.21%, 8/17/2029 (c)	815	692
(SOFR + 1.95%), 2.36%, 8/18/2031 (c)	1,160	928
6.10%, 1/14/2042	700	743
ING Groep NV (Netherlands)
(SOFR + 1.01%), 1.73%, 4/1/2027 (c)	705	640
(SOFR + 1.56%), 6.08%, 9/11/2027 (c)	361	363
(SOFR + 2.09%), 6.11%, 9/11/2034 (c)	640	642
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 6.32%, 9/21/2034 (b) (c)	1,890	1,900
Lloyds Banking Group plc (United Kingdom)
4.58%, 12/10/2025	400	386
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.51%, 3/18/2026 (c)	770	744
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	980	885
4.38%, 3/22/2028	475	450
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	940	846
3.75%, 7/18/2039	760	618
Mizuho Financial Group, Inc. (Japan)
(3-MONTH CME TERM SOFR + 1.09%), 2.23%, 5/25/2026 (c)	875	829
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	1,057	949
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (c)	1,550	1,566
(3-MONTH CME TERM SOFR + 1.57%), 2.87%, 9/13/2030 (c)	720	618
National Australia Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (b) (c) (d)	1,025	898
NatWest Group plc (United Kingdom)
(3-MONTH SOFR + 1.76%), 4.27%, 3/22/2025 (c)	1,480	1,471
4.80%, 4/5/2026	2,010	1,971
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (c)	670	687
(3-MONTH SOFR + 1.75%), 4.89%, 5/18/2029 (c)	690	660
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.10%), 3.75%, 11/1/2029 (c)	900	866
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (c)	905	866
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (c)	1,240	1,144
NatWest Markets plc (United Kingdom) 1.60%, 9/29/2026 (b)	435	390
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (b)	865	860
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.75%), 6.83%, 11/21/2026 (c)	3,355	3,383
(SOFR + 2.60%), 6.53%, 1/10/2029 (c)	2,100	2,118
Societe Generale SA (France)
5.00%, 1/17/2024 (b)	370	369
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (b) (c)	3,947	3,572
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (b) (c)	395	353
3.00%, 1/22/2030 (b)	235	197
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (b) (c)	1,915	1,500
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 4.03%, 1/21/2043 (b) (c)	755	496
Standard Chartered plc (United Kingdom)
(3-MONTH SOFR + 1.21%), 2.82%, 1/30/2026 (b) (c)	570	547
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (b) (c)	485	438
(USD ICE Swap Rate 5 Year + 1.97%), 4.87%, 3/15/2033 (b) (c)	200	182

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.63%, 7/14/2026	872	813
5.52%, 1/13/2028	1,480	1,487
3.04%, 7/16/2029	1,315	1,159
5.71%, 1/13/2030	1,480	1,492
5.81%, 9/14/2033	800	813
Swedbank AB (Sweden) 6.14%, 9/12/2026 (b)	1,410	1,417
Toronto-Dominion Bank (The) (Canada)
5.53%, 7/17/2026	1,305	1,312
5.16%, 1/10/2028	600	595
5.52%, 7/17/2028	490	493
Truist Financial Corp.
4.00%, 5/1/2025	265	258
(SOFR + 2.05%), 6.05%, 6/8/2027 (c)	720	721
(SOFR + 2.45%), 7.16%, 10/30/2029 (c)	1,060	1,108
(SOFR + 1.85%), 5.12%, 1/26/2034 (c)	765	704
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026 (b) (c)	905	840
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	665	599
Wells Fargo & Co.
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	4,000	3,994
(SOFR + 1.79%), 6.30%, 10/23/2029 (c)	570	587
(SOFR + 1.99%), 5.56%, 7/25/2034 (c)	2,355	2,294
(SOFR + 2.06%), 6.49%, 10/23/2034 (c)	390	407
4.65%, 11/4/2044	1,180	973
4.40%, 6/14/2046	300	234
Westpac Banking Corp. (Australia) 3.13%, 11/18/2041 (d)	882	569
		138,065
Beverages — 0.2%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	2,583	2,461
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.63%, 2/1/2044	70	62
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.44%, 10/6/2048	780	679
Coca-Cola Femsa SAB de CV (Mexico)
2.75%, 1/22/2030	357	308
1.85%, 9/1/2032	675	510
Constellation Brands, Inc.
4.75%, 5/9/2032	300	287
5.25%, 11/15/2048	220	205
Molson Coors Beverage Co. 4.20%, 7/15/2046	1,047	830
		5,342
Biotechnology — 0.5%
AbbVie, Inc.
4.05%, 11/21/2039	4,909	4,219
4.63%, 10/1/2042	480	423
4.40%, 11/6/2042	790	693
4.45%, 5/14/2046	190	166

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Biotechnology — continued
Amgen, Inc.
5.25%, 3/2/2033	1,535	1,519
4.66%, 6/15/2051	1,300	1,113
3.00%, 1/15/2052	845	547
5.65%, 3/2/2053	825	814
Gilead Sciences, Inc. 2.60%, 10/1/2040	1,225	843
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	1,270	1,008
		11,345
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.88%, 8/22/2037	1,100	980
Building Products — 0.1%
Masco Corp.
2.00%, 10/1/2030	340	268
6.50%, 8/15/2032	600	625
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	650	646
		1,539
Capital Markets — 2.1%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (c)	1,200	1,245
(SOFR + 1.85%), 6.47%, 10/25/2034 (c)	1,000	1,057
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (b)	429	335
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	337	317
4.85%, 3/29/2029	411	396
4.70%, 9/20/2047	88	71
Credit Suisse AG (Switzerland)
3.63%, 9/9/2024	402	394
7.95%, 1/9/2025	1,718	1,751
1.25%, 8/7/2026	2,095	1,862
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	1,780	1,631
(SOFR + 2.52%), 7.15%, 7/13/2027 (c)	645	658
(SOFR + 1.32%), 2.55%, 1/7/2028 (c)	1,300	1,162
(SOFR + 3.18%), 6.72%, 1/18/2029 (c)	445	453
(SOFR + 2.51%), 6.82%, 11/20/2029 (c)	410	418
FMR LLC 6.45%, 11/15/2039 (b)	500	507
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	1,415	1,378
(SOFR + 1.08%), 5.80%, 8/10/2026 (c)	1,200	1,201
3.50%, 11/16/2026	469	447
(SOFR + 0.80%), 1.43%, 3/9/2027 (c)	2,900	2,631
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	780	700
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	1,260	1,148
(SOFR + 1.77%), 6.48%, 10/24/2029 (c)	1,350	1,398
(SOFR + 1.09%), 1.99%, 1/27/2032 (c)	880	683
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	1,000	806

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.25%), 2.38%, 7/21/2032 (c)	2,255	1,776
6.75%, 10/1/2037	685	720
Jefferies Financial Group, Inc. 6.45%, 6/8/2027	749	764
Macquarie Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (b) (c) (d)	575	441
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (b) (c)	510	462
(3-MONTH SOFR + 1.75%), 5.03%, 1/15/2030 (b) (c)	700	676
Morgan Stanley
3.63%, 1/20/2027	2,470	2,360
(SOFR + 1.59%), 5.16%, 4/20/2029 (c)	1,975	1,942
(SOFR + 1.63%), 5.45%, 7/20/2029 (c)	1,965	1,958
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	1,740	1,333
(SOFR + 1.88%), 5.42%, 7/21/2034 (c)	1,820	1,765
(3-MONTH CME TERM SOFR + 1.69%), 4.46%, 4/22/2039 (c)	1,265	1,107
4.30%, 1/27/2045	485	407
Nasdaq, Inc. 5.55%, 2/15/2034	450	450
Nomura Holdings, Inc. (Japan)
2.65%, 1/16/2025	1,094	1,054
2.68%, 7/16/2030	700	575
UBS Group AG (Switzerland)
(SOFR + 1.56%), 2.59%, 9/11/2025 (b) (c)	691	671
(SOFR + 2.04%), 2.19%, 6/5/2026 (b) (c)	490	461
(SOFR + 3.34%), 6.37%, 7/15/2026 (b) (c)	900	902
4.28%, 1/9/2028 (b)	1,162	1,098
(3-MONTH SOFR + 1.41%), 3.87%, 1/12/2029 (b) (c)	1,200	1,105
		44,676
Chemicals — 0.1%
Albemarle Corp. 5.45%, 12/1/2044	150	131
DuPont de Nemours, Inc. 5.32%, 11/15/2038	980	953
Nutrien Ltd. (Canada)
4.20%, 4/1/2029	175	166
4.13%, 3/15/2035	455	393
5.00%, 4/1/2049	230	198
Union Carbide Corp. 7.75%, 10/1/2096	850	999
		2,840
Commercial Services & Supplies — 0.0% ^
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	365	209
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.90%, 10/1/2030	1,440	1,213
2.35%, 1/15/2032	1,095	857
		2,070

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Construction Materials — 0.1%
CRH America, Inc.
3.88%, 5/18/2025 (b)	417	405
5.13%, 5/18/2045 (b)	893	830
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	770	722
		1,957
Consumer Finance — 1.3%
AerCap Ireland Capital DAC (Ireland)
6.50%, 7/15/2025	246	247
1.75%, 1/30/2026	860	786
2.45%, 10/29/2026	1,560	1,421
6.10%, 1/15/2027	1,560	1,568
6.45%, 4/15/2027 (b)	586	594
3.00%, 10/29/2028	690	608
3.30%, 1/30/2032	655	543
American Express Co. 5.85%, 11/5/2027	1,470	1,510
Avolon Holdings Funding Ltd. (Ireland)
5.25%, 5/15/2024 (b)	1,540	1,530
2.88%, 2/15/2025 (b)	450	430
5.50%, 1/15/2026 (b)	1,000	980
2.13%, 2/21/2026 (b)	620	564
4.25%, 4/15/2026 (b)	1,200	1,141
4.38%, 5/1/2026 (b)	820	781
2.53%, 11/18/2027 (b)	7,294	6,303
Capital One Financial Corp.
4.20%, 10/29/2025	250	240
(SOFR + 2.64%), 6.31%, 6/8/2029 (c)	780	775
(SOFR + 1.27%), 2.62%, 11/2/2032 (c)	920	690
General Motors Financial Co., Inc.
1.20%, 10/15/2024	470	451
3.80%, 4/7/2025	685	666
1.25%, 1/8/2026	1,781	1,620
2.35%, 1/8/2031	520	414
2.70%, 6/10/2031	1,340	1,076
Mitsubishi HC Finance America LLC (Japan) 5.81%, 9/12/2028 (b)	445	448
Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024 (b)	1,626	1,622
		27,008
Consumer Staples Distribution & Retail — 0.1%
7-Eleven, Inc.
1.80%, 2/10/2031 (b)	560	438
2.50%, 2/10/2041 (b)	574	368
Alimentation Couche-Tard, Inc. (Canada) 3.63%, 5/13/2051 (b)	1,420	936
Kroger Co. (The) 5.00%, 4/15/2042	1,100	957
		2,699
Containers & Packaging — 0.1%
Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	1,246	1,125
Packaging Corp. of America 4.05%, 12/15/2049	845	635

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Containers & Packaging — continued
WRKCo, Inc.
3.75%, 3/15/2025	400	389
3.90%, 6/1/2028	170	159
		2,308
Diversified Consumer Services — 0.0% ^
Pepperdine University Series 2020, 3.30%, 12/1/2059	600	380
University of Miami Series 2022, 4.06%, 4/1/2052	480	381
University of Southern California Series A, 3.23%, 10/1/2120	570	322
		1,083
Diversified REITs — 0.2%
Safehold GL Holdings LLC 2.80%, 6/15/2031	2,940	2,288
WP Carey, Inc.
4.25%, 10/1/2026	350	337
2.25%, 4/1/2033	1,180	872
		3,497
Diversified Telecommunication Services — 0.4%
AT&T, Inc.
1.65%, 2/1/2028	250	218
2.75%, 6/1/2031	1,900	1,598
3.50%, 6/1/2041	1,646	1,223
3.55%, 9/15/2055	2,984	1,967
Deutsche Telekom AG (Germany) 3.63%, 1/21/2050 (b)	335	249
Deutsche Telekom International Finance BV (Germany) 4.88%, 3/6/2042 (b)	232	210
Sprint Capital Corp. 6.88%, 11/15/2028	591	625
Verizon Communications, Inc.
2.65%, 11/20/2040	988	672
3.40%, 3/22/2041	1,060	802
3.70%, 3/22/2061	1,045	739
		8,303
Electric Utilities — 2.6%
Alabama Power Co. 6.13%, 5/15/2038	239	246
Arizona Public Service Co. 5.05%, 9/1/2041	200	175
Baltimore Gas and Electric Co.
3.50%, 8/15/2046	376	265
2.90%, 6/15/2050	450	283
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2037	950	997
Duke Energy Carolinas LLC 4.25%, 12/15/2041	129	107
Duke Energy Corp.
3.75%, 9/1/2046	985	713
6.10%, 9/15/2053	1,360	1,381
Duke Energy Florida LLC 5.95%, 11/15/2052	1,414	1,450
Duke Energy Progress LLC
4.10%, 5/15/2042	273	222
4.10%, 3/15/2043	125	100
2.90%, 8/15/2051	820	505

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (b)	750	684
Edison International 6.95%, 11/15/2029	1,020	1,080
Emera US Finance LP (Canada) 4.75%, 6/15/2046	700	538
Entergy Arkansas LLC 2.65%, 6/15/2051	415	238
Entergy Corp. 2.95%, 9/1/2026	336	314
Entergy Louisiana LLC
3.05%, 6/1/2031	629	533
2.90%, 3/15/2051	490	301
Entergy Texas, Inc. 5.80%, 9/1/2053	450	446
Evergy Metro, Inc. 5.30%, 10/1/2041	1,400	1,310
Evergy, Inc. 2.90%, 9/15/2029	985	859
Exelon Corp. 5.30%, 3/15/2033	1,000	986
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	2,405	2,215
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (b)	240	194
Fortis, Inc. (Canada) 3.06%, 10/4/2026	500	468
ITC Holdings Corp.
4.95%, 9/22/2027 (b)	1,565	1,544
2.95%, 5/14/2030 (b)	440	375
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (b)	560	543
MidAmerican Energy Co. 5.85%, 9/15/2054	620	634
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (b)	315	298
Monongahela Power Co. 5.85%, 2/15/2034 (b)	420	422
Nevada Power Co.
Series N, 6.65%, 4/1/2036	100	105
5.45%, 5/15/2041	305	284
6.00%, 3/15/2054	560	568
NextEra Energy Capital Holdings, Inc. 5.75%, 9/1/2025	2,160	2,161
Niagara Mohawk Power Corp. 1.96%, 6/27/2030 (b)	1,000	799
NRG Energy, Inc.
2.00%, 12/2/2025 (b)	710	653
2.45%, 12/2/2027 (b)	795	697
4.45%, 6/15/2029 (b)	615	558
Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	110	113
Pacific Gas and Electric Co.
3.45%, 7/1/2025	795	762
2.95%, 3/1/2026	2,560	2,390
6.40%, 6/15/2033	710	718
4.20%, 6/1/2041	695	514
3.75%, 8/15/2042 (e)	308	212
4.30%, 3/15/2045	525	378
6.75%, 1/15/2053	70	71
PECO Energy Co. 2.80%, 6/15/2050	410	254
Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	150	137
Pepco Holdings LLC 7.45%, 8/15/2032	316	333
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	1,360	1,315
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	640	584

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Series A-4, 5.21%, 12/1/2047	420	390
Series A-5, 5.10%, 6/1/2052	795	733
PNM Energy Transition Bond Co. I LLC Series A-2, 6.03%, 8/15/2048	2,605	2,678
Potomac Electric Power Co. 6.50%, 11/15/2037	1,085	1,171
PPL Electric Utilities Corp. 5.25%, 5/15/2053	890	847
Progress Energy, Inc. 7.00%, 10/30/2031	300	328
Public Service Co. of Colorado 3.55%, 6/15/2046	214	147
Public Service Co. of Oklahoma
5.25%, 1/15/2033	970	938
Series G, 6.63%, 11/15/2037	2,490	2,615
Public Service Electric and Gas Co. 5.38%, 11/1/2039	317	302
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	1,060	1,000
Series A-2, 5.11%, 12/15/2047	505	460
Sierra Pacific Power Co. 5.90%, 3/15/2054 (b)	1,030	1,014
Sigeco Securitization I LLC
Series A1, 5.03%, 11/15/2036	923	896
Series A2, 5.17%, 5/15/2041	107	99
Southern California Edison Co.
5.85%, 11/1/2027	1,695	1,738
Series B, 3.65%, 3/1/2028	400	374
Series 08-A, 5.95%, 2/1/2038	200	199
4.05%, 3/15/2042	552	428
5.88%, 12/1/2053	1,566	1,553
Southern Co. (The) 5.70%, 3/15/2034	720	734
Southwestern Public Service Co. 4.50%, 8/15/2041	200	167
Toledo Edison Co. (The) 6.15%, 5/15/2037	300	306
Virginia Electric and Power Co. 5.70%, 8/15/2053	2,120	2,083
		55,232
Electrical Equipment — 0.0% ^
Eaton Corp. 4.15%, 3/15/2033	170	159
Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc. 3.88%, 1/12/2028	442	412
Corning, Inc. 3.90%, 11/15/2049	1,043	771
		1,183
Energy Equipment & Services — 0.1%
Halliburton Co. 4.75%, 8/1/2043	540	477
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (b)	1,126	1,069
		1,546
Financial Services — 0.3%
Corebridge Financial, Inc.
3.65%, 4/5/2027	770	723
3.85%, 4/5/2029	545	499
Element Fleet Management Corp. (Canada) 6.32%, 12/4/2028 (b)	1,010	1,020

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — continued
Fiserv, Inc.
3.20%, 7/1/2026	395	375
4.40%, 7/1/2049	375	308
Global Payments, Inc.
3.20%, 8/15/2029	945	833
5.30%, 8/15/2029	371	364
2.90%, 5/15/2030	273	232
2.90%, 11/15/2031	522	429
Nationwide Building Society (United Kingdom) 1.50%, 10/13/2026 (b)	1,000	892
Siemens Financieringsmaatschappij NV (Germany) 4.40%, 5/27/2045 (b)	513	448
		6,123
Food Products — 0.4%
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	1,565	1,323
Campbell Soup Co. 3.13%, 4/24/2050	315	202
Conagra Brands, Inc. 5.30%, 11/1/2038	220	200
J M Smucker Co. (The) 6.20%, 11/15/2033	525	548
JBS USA LUX SA 6.75%, 3/15/2034 (b)	1,450	1,458
Kellanova 5.25%, 3/1/2033	1,109	1,079
Kraft Heinz Foods Co.
4.63%, 10/1/2039	850	743
4.38%, 6/1/2046	629	514
Smithfield Foods, Inc. 3.00%, 10/15/2030 (b)	1,500	1,186
Viterra Finance BV (Netherlands) 3.20%, 4/21/2031 (b)	1,500	1,247
		8,500
Gas Utilities — 0.2%
Atmos Energy Corp.
4.15%, 1/15/2043	828	687
4.13%, 10/15/2044	125	105
Boston Gas Co. 4.49%, 2/15/2042 (b)	308	246
Brooklyn Union Gas Co. (The) 4.27%, 3/15/2048 (b)	440	317
Southern California Gas Co. 6.35%, 11/15/2052	1,370	1,465
Southern Natural Gas Co. LLC
8.00%, 3/1/2032	351	398
4.80%, 3/15/2047 (b)	367	289
		3,507
Ground Transportation — 0.3%
Burlington Northern Santa Fe LLC
5.75%, 5/1/2040	425	440
4.38%, 9/1/2042	375	324
5.15%, 9/1/2043	769	736
3.55%, 2/15/2050	465	345
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	712	607
CSX Corp.
4.10%, 3/15/2044	190	154
3.35%, 9/15/2049	95	66
Norfolk Southern Corp. 4.05%, 8/15/2052	600	465

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ground Transportation — continued
Penske Truck Leasing Co. LP 6.05%, 8/1/2028 (b)	1,220	1,229
Triton Container International Ltd. (Bermuda) 1.15%, 6/7/2024 (b)	1,105	1,075
		5,441
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories 4.75%, 11/30/2036	380	372
Becton Dickinson & Co. 4.67%, 6/6/2047	365	319
Boston Scientific Corp. 6.50%, 11/15/2035 (e)	900	975
DH Europe Finance II SARL 3.25%, 11/15/2039	1,000	774
		2,440
Health Care Providers & Services — 0.8%
Advocate Health & Hospitals Corp. Series 2020, 2.21%, 6/15/2030	710	589
Aetna, Inc. 6.75%, 12/15/2037	440	470
Ascension Health Series B, 2.53%, 11/15/2029	430	374
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	800	516
Children's Hospital Series 2020, 2.93%, 7/15/2050	650	399
Children's Hospital Corp. (The) Series 2020, 2.59%, 2/1/2050	580	352
CommonSpirit Health
1.55%, 10/1/2025	555	513
2.78%, 10/1/2030	550	455
3.91%, 10/1/2050	545	392
CVS Health Corp.
4.30%, 3/25/2028	171	165
5.25%, 2/21/2033	1,400	1,376
5.05%, 3/25/2048	1,750	1,534
Elevance Health, Inc.
4.63%, 5/15/2042	500	437
4.65%, 1/15/2043	535	467
4.65%, 8/15/2044	100	87
Hackensack Meridian Health, Inc. Series 2020, 2.68%, 9/1/2041	1,430	955
HCA, Inc.
5.25%, 6/15/2026	1,680	1,666
5.13%, 6/15/2039	725	651
5.50%, 6/15/2047	650	584
3.50%, 7/15/2051	414	271
Mayo Clinic Series 2016, 4.13%, 11/15/2052	225	185
Memorial Health Services 3.45%, 11/1/2049	1,340	952
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	200	161
MyMichigan Health Series 2020, 3.41%, 6/1/2050	310	209
Texas Health Resources 4.33%, 11/15/2055	300	251
UnitedHealth Group, Inc.
3.50%, 8/15/2039	815	653
3.25%, 5/15/2051	560	394
5.88%, 2/15/2053	650	691
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	780	439
		16,188

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care REITs — 0.2%
Healthcare Realty Holdings LP
3.10%, 2/15/2030	1,604	1,361
2.00%, 3/15/2031	610	471
Healthpeak OP LLC
3.40%, 2/1/2025	17	16
3.50%, 7/15/2029	772	693
Physicians Realty LP 2.63%, 11/1/2031	505	399
Sabra Health Care LP 3.20%, 12/1/2031	825	645
Ventas Realty LP
3.50%, 2/1/2025	242	235
4.13%, 1/15/2026	114	110
3.25%, 10/15/2026	292	273
3.85%, 4/1/2027	554	522
Welltower OP LLC 6.50%, 3/15/2041	350	361
		5,086
Hotels, Restaurants & Leisure — 0.1%
McDonald's Corp.
4.70%, 12/9/2035	700	662
5.45%, 8/14/2053	1,060	1,045
		1,707
Household Durables — 0.0% ^
MDC Holdings, Inc. 3.97%, 8/6/2061	1,100	652
Independent Power and Renewable Electricity Producers — 0.2%
Alexander Funding Trust II 7.47%, 7/31/2028 (b)	1,280	1,312
Constellation Energy Generation LLC
5.80%, 3/1/2033	1,269	1,276
5.75%, 10/1/2041	235	220
6.50%, 10/1/2053	1,190	1,244
		4,052
Industrial REITs — 0.0% ^
Prologis LP
2.88%, 11/15/2029	380	333
3.00%, 4/15/2050	905	579
		912
Insurance — 0.7%
AIA Group Ltd. (Hong Kong) 3.20%, 9/16/2040 (b)	520	367
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (b)	520	554
Athene Global Funding
2.50%, 1/14/2025 (b)	239	229
1.45%, 1/8/2026 (b)	865	785
2.95%, 11/12/2026 (b)	3,475	3,179
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	845	661
Brown & Brown, Inc. 2.38%, 3/15/2031	1,830	1,457
F&G Global Funding 1.75%, 6/30/2026 (b)	750	668
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (b)	650	640

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (b)	208	162
Hanover Insurance Group, Inc. (The) 2.50%, 9/1/2030	500	391
Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	400	323
Liberty Mutual Group, Inc.
4.57%, 2/1/2029 (b)	408	391
3.95%, 10/15/2050 (b)	900	630
Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (b)	100	102
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (b)	795	683
Pacific Life Global Funding II 5.50%, 8/28/2026 (b)	1,015	1,023
Pacific Life Insurance Co. (3-MONTH SOFR + 2.80%), 4.30%, 10/24/2067 (b) (c)	266	198
Pricoa Global Funding I 5.55%, 8/28/2026 (b)	900	907
Prudential Financial, Inc. 3.91%, 12/7/2047	300	228
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	1,750	1,797
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (c)	200	187
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (b)	400	323
		15,885
Interactive Media & Services — 0.1%
Meta Platforms, Inc. 5.60%, 5/15/2053	1,350	1,372
IT Services — 0.1%
CGI, Inc. (Canada)
1.45%, 9/14/2026	843	754
2.30%, 9/14/2031	1,515	1,186
		1,940
Machinery — 0.2%
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	450	429
Otis Worldwide Corp.
5.25%, 8/16/2028	1,280	1,286
2.57%, 2/15/2030	1,430	1,224
Parker-Hannifin Corp. 4.45%, 11/21/2044	592	499
		3,438
Media — 0.6%
Charter Communications Operating LLC
4.20%, 3/15/2028	2,000	1,882
6.38%, 10/23/2035	528	518
4.80%, 3/1/2050	1,475	1,097
3.70%, 4/1/2051	1,120	693
Comcast Corp.
3.25%, 11/1/2039	1,715	1,304
3.45%, 2/1/2050	609	436
2.89%, 11/1/2051	1,086	684
5.35%, 5/15/2053	1,160	1,120
2.94%, 11/1/2056	1,729	1,057
2.99%, 11/1/2063	259	154
Cox Communications, Inc. 2.95%, 10/1/2050 (b)	635	374

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
Discovery Communications LLC
5.20%, 9/20/2047	175	142
4.00%, 9/15/2055	784	519
Paramount Global
2.90%, 1/15/2027	416	377
4.85%, 7/1/2042	140	101
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	700	785
Time Warner Cable LLC
6.55%, 5/1/2037	400	378
5.50%, 9/1/2041	359	297
		11,918
Metals & Mining — 0.2%
Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	295	310
BHP Billiton Finance USA Ltd. (Australia) 5.25%, 9/8/2030	1,800	1,817
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	2,500	2,320
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	675	593
		5,040
Multi-Utilities — 0.3%
CMS Energy Corp. 3.00%, 5/15/2026	475	448
Consolidated Edison Co. of New York, Inc. 6.15%, 11/15/2052	1,090	1,147
Delmarva Power & Light Co. 4.00%, 6/1/2042	235	179
Dominion Energy, Inc. Series F, 5.25%, 8/1/2033	920	891
NiSource, Inc. 1.70%, 2/15/2031	740	575
San Diego Gas & Electric Co.
3.95%, 11/15/2041	379	295
2.95%, 8/15/2051	1,050	665
Southern Co. Gas Capital Corp.
3.25%, 6/15/2026	254	242
5.75%, 9/15/2033	760	769
Series 21A, 3.15%, 9/30/2051	420	261
		5,472
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/2026	135	130
2.00%, 5/18/2032	980	740
4.00%, 2/1/2050	653	475
Corporate Office Properties LP 2.00%, 1/15/2029	335	265
		1,610
Oil, Gas & Consumable Fuels — 1.2%
Aker BP ASA (Norway) 2.00%, 7/15/2026 (b)	335	305
APA Infrastructure Ltd. (Australia) 4.25%, 7/15/2027 (b)	732	698
BP Capital Markets America, Inc. 2.94%, 6/4/2051	1,995	1,291
Cameron LNG LLC 3.70%, 1/15/2039 (b)	961	761
Coterra Energy, Inc. 3.90%, 5/15/2027	935	891
DT Midstream, Inc. 4.30%, 4/15/2032 (b)	900	780

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Eastern Gas Transmission & Storage, Inc. 3.90%, 11/15/2049	807	563
Ecopetrol SA (Colombia) 4.13%, 1/16/2025	533	518
Enbridge, Inc. (Canada) 5.70%, 3/8/2033	1,090	1,090
Energy Transfer LP
4.75%, 1/15/2026	917	901
3.90%, 7/15/2026	244	234
5.50%, 6/1/2027	115	115
4.95%, 5/15/2028	325	317
4.15%, 9/15/2029	1,444	1,339
6.10%, 2/15/2042	400	378
5.30%, 4/1/2044	170	148
6.25%, 4/15/2049	800	787
Eni SpA (Italy) 5.70%, 10/1/2040 (b)	925	830
Exxon Mobil Corp.
3.00%, 8/16/2039	895	679
3.57%, 3/6/2045	1,215	944
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (b)	1,425	1,115
4.32%, 12/30/2039 (b)	545	377
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (b)	1,026	805
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (b)	2,450	2,294
HF Sinclair Corp. 5.88%, 4/1/2026	577	580
Magellan Midstream Partners LP 3.20%, 3/15/2025	353	341
MPLX LP 4.95%, 3/14/2052	520	434
ONEOK Partners LP 6.65%, 10/1/2036	350	366
Phillips 66 Co.
3.15%, 12/15/2029	985	871
4.90%, 10/1/2046	300	263
Pioneer Natural Resources Co. 1.90%, 8/15/2030	1,050	861
Saudi Arabian Oil Co. (Saudi Arabia) 1.63%, 11/24/2025 (b)	278	258
Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	1,195	1,252
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	1,200	879
3.46%, 7/12/2049	815	600
3.13%, 5/29/2050	1,180	812
Valero Energy Corp.
2.15%, 9/15/2027	508	454
7.50%, 4/15/2032	175	196
		26,327
Passenger Airlines — 0.1%
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	1,615	1,571
Personal Care Products — 0.0% ^
Haleon US Capital LLC 3.38%, 3/24/2029	1,075	985
Pharmaceuticals — 0.3%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	300	334

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
4.00%, 9/18/2042	240	205
Merck & Co., Inc.
5.00%, 5/17/2053	865	832
5.15%, 5/17/2063	675	656
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	2,060	2,009
Royalty Pharma plc 1.20%, 9/2/2025	353	326
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	1,265	914
3.18%, 7/9/2050	590	393
Zoetis, Inc. 2.00%, 5/15/2030	760	629
		6,298
Residential REITs — 0.2%
Essex Portfolio LP 2.65%, 3/15/2032	2,000	1,593
Mid-America Apartments LP 3.95%, 3/15/2029	920	866
UDR, Inc.
2.95%, 9/1/2026	382	358
3.00%, 8/15/2031	305	257
2.10%, 8/1/2032	640	477
		3,551
Retail REITs — 0.3%
Brixmor Operating Partnership LP
3.85%, 2/1/2025	400	389
2.25%, 4/1/2028	840	724
2.50%, 8/16/2031	425	335
NNN REIT, Inc.
4.00%, 11/15/2025	783	757
4.30%, 10/15/2028	620	584
5.60%, 10/15/2033	600	587
Realty Income Corp. 1.80%, 3/15/2033	530	387
Regency Centers LP 2.95%, 9/15/2029	745	649
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (b)	420	408
Scentre Group Trust 2 (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 4.75%, 9/24/2080 (b) (c)	635	584
SITE Centers Corp. 4.70%, 6/1/2027	330	319
		5,723
Semiconductors & Semiconductor Equipment — 0.4%
Broadcom, Inc.
1.95%, 2/15/2028 (b)	2,500	2,194
3.14%, 11/15/2035 (b)	1,413	1,100
Intel Corp. 5.70%, 2/10/2053	790	802
KLA Corp. 3.30%, 3/1/2050	600	427
Marvell Technology, Inc. 5.75%, 2/15/2029	1,360	1,372
NXP BV (China)
2.50%, 5/11/2031	1,405	1,138
3.25%, 5/11/2041	1,445	1,026

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
3.25%, 11/30/2051	682	443
Texas Instruments, Inc. 5.05%, 5/18/2063	1,109	1,053
		9,555
Software — 0.3%
Intuit, Inc.
5.20%, 9/15/2033	1,210	1,220
5.50%, 9/15/2053	380	390
Oracle Corp.
4.90%, 2/6/2033	1,300	1,251
3.60%, 4/1/2040	1,000	760
5.55%, 2/6/2053	920	867
4.38%, 5/15/2055	900	697
Roper Technologies, Inc.
1.40%, 9/15/2027	1,370	1,199
2.00%, 6/30/2030	570	468
VMware, Inc. 4.65%, 5/15/2027	550	538
		7,390
Specialized REITs — 0.4%
American Tower Corp.
3.38%, 10/15/2026	312	294
2.10%, 6/15/2030	630	509
1.88%, 10/15/2030	1,090	856
3.10%, 6/15/2050	496	311
2.95%, 1/15/2051	324	200
Crown Castle, Inc.
4.00%, 3/1/2027	264	251
2.10%, 4/1/2031	2,000	1,571
Equinix, Inc. 2.90%, 11/18/2026	1,130	1,054
Extra Space Storage LP
4.00%, 6/15/2029	859	789
5.90%, 1/15/2031	1,080	1,083
2.40%, 10/15/2031	485	382
Public Storage Operating Co.
1.95%, 11/9/2028	615	531
2.25%, 11/9/2031	516	416
		8,247
Specialty Retail — 0.1%
AutoZone, Inc. 1.65%, 1/15/2031	690	539
Lowe's Cos., Inc. 2.63%, 4/1/2031	2,760	2,319
O'Reilly Automotive, Inc. 3.60%, 9/1/2027	432	409
		3,267
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc. 4.10%, 8/8/2062	1,200	996
Dell International LLC
6.02%, 6/15/2026	728	736

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — continued
4.90%, 10/1/2026	1,265	1,248
5.25%, 2/1/2028	1,245	1,248
3.45%, 12/15/2051	167	112
		4,340
Tobacco — 0.2%
Altria Group, Inc. 2.45%, 2/4/2032	1,700	1,335
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	780	683
4.39%, 8/15/2037	1,730	1,398
3.73%, 9/25/2040	520	369
Reynolds American, Inc. (United Kingdom) 7.00%, 8/4/2041	100	100
		3,885
Trading Companies & Distributors — 0.2%
Air Lease Corp.
3.38%, 7/1/2025	476	457
3.75%, 6/1/2026	526	501
1.88%, 8/15/2026	960	868
5.85%, 12/15/2027	710	713
3.25%, 10/1/2029	2,080	1,824
Aviation Capital Group LLC 5.50%, 12/15/2024 (b)	1,047	1,035
		5,398
Water Utilities — 0.0% ^
American Water Capital Corp. 3.45%, 5/1/2050	1,096	780
Wireless Telecommunication Services — 0.3%
Rogers Communications, Inc. (Canada) 4.55%, 3/15/2052	745	591
Sprint LLC 7.63%, 3/1/2026	405	420
T-Mobile USA, Inc.
3.88%, 4/15/2030	2,980	2,737
3.60%, 11/15/2060	915	610
Vodafone Group plc (United Kingdom)
4.88%, 6/19/2049	1,105	939
5.63%, 2/10/2053	250	238
		5,535
Total Corporate Bonds (Cost $582,745)		524,576
Mortgage-Backed Securities — 21.8%
FHLMC
Pool # 846812, ARM, 4.58%, 4/1/2030 (f)	2	2
Pool # 781087, ARM, 4.35%, 12/1/2033 (f)	82	81
Pool # 1B1665, ARM, 4.79%, 4/1/2034 (f)	47	46
Pool # 847356, ARM, 4.69%, 12/1/2034 (f)	44	43
Pool # 782979, ARM, 4.38%, 1/1/2035 (f)	70	71
Pool # 1Q0025, ARM, 4.65%, 2/1/2036 (f)	23	24
Pool # 848431, ARM, 6.19%, 2/1/2036 (f)	36	36
Pool # 1L1286, ARM, 5.25%, 5/1/2036 (f)	8	8

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 848365, ARM, 5.68%, 7/1/2036 (f)	43	43
Pool # 1G2539, ARM, 5.84%, 10/1/2036 (f)	10	9
Pool # 1J1348, ARM, 6.45%, 10/1/2036 (f)	36	36
Pool # 1A1096, ARM, 7.55%, 10/1/2036 (f)	74	75
Pool # 1G2671, ARM, 4.39%, 11/1/2036 (f)	72	71
Pool # 782760, ARM, 6.29%, 11/1/2036 (f)	39	40
Pool # 1J1634, ARM, 4.99%, 12/1/2036 (f)	48	49
Pool # 1Q0739, ARM, 7.47%, 3/1/2037 (f)	42	42
Pool # 848699, ARM, 5.36%, 7/1/2040 (f)	74	75
FHLMC Gold Pools, 20 Year Pool # C91403, 3.50%, 3/1/2032	93	88
FHLMC Gold Pools, 30 Year
Pool # C68485, 7.00%, 7/1/2032	13	14
Pool # G01448, 7.00%, 8/1/2032	31	32
Pool # A13625, 5.50%, 10/1/2033	103	105
Pool # A16107, 6.00%, 12/1/2033	55	56
Pool # A17537, 6.00%, 1/1/2034	50	52
Pool # A61572, 5.00%, 9/1/2034	299	300
Pool # A28796, 6.50%, 11/1/2034	45	47
Pool # G03369, 6.50%, 1/1/2035	105	109
Pool # A46987, 5.50%, 7/1/2035	251	255
Pool # G01919, 4.00%, 9/1/2035	158	150
Pool # C02641, 7.00%, 10/1/2036	32	33
Pool # C02660, 6.50%, 11/1/2036	68	71
Pool # A93383, 5.00%, 8/1/2040	189	189
Pool # A93511, 5.00%, 8/1/2040	178	177
Pool # G06493, 4.50%, 5/1/2041	778	753
Pool # Z40179, 4.00%, 7/1/2048	1,939	1,802
FHLMC Gold Pools, Other
Pool # P20570, 7.00%, 7/1/2029	29	29
Pool # G20027, 10.00%, 10/1/2030	1	1
Pool # U50105, 4.00%, 1/1/2032	266	247
Pool # U80254, 3.00%, 3/1/2033	195	182
Pool # P20409, 5.50%, 10/1/2033	44	43
Pool # U90975, 4.00%, 6/1/2042	810	759
Pool # U90673, 4.00%, 1/1/2043	217	203
Pool # U99134, 4.00%, 1/1/2046	4,063	3,806
Pool # U69030, 4.50%, 1/1/2046	1,470	1,413
Pool # RE0006, 3.50%, 1/1/2050	2,534	2,256
FHLMC UMBS, 20 Year Pool # SC0104, 3.50%, 8/1/2035	1,470	1,391
FHLMC UMBS, 30 Year
Pool # SD1076, 3.00%, 1/1/2052	835	709
Pool # RA6702, 3.00%, 2/1/2052	3,826	3,237
Pool # SD3781, 4.00%, 7/1/2052	3,852	3,501
Pool # QF0379, 5.00%, 8/1/2052	1,729	1,666
Pool # SD1725, 4.00%, 10/1/2052	5,247	4,769
FNMA
Pool # 54844, ARM, 4.34%, 9/1/2027 (f)	4	4
Pool # 303532, ARM, 4.49%, 3/1/2029 (f)	3	2

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 555258, ARM, 4.65%, 1/1/2033 (f)	142	139
Pool # 722985, ARM, 5.90%, 7/1/2033 (f)	6	6
Pool # 686040, ARM, 5.96%, 7/1/2033 (f)	43	42
Pool # 746299, ARM, 6.06%, 9/1/2033 (f)	55	57
Pool # 766610, ARM, 4.75%, 1/1/2034 (f)	13	13
Pool # 920467, ARM, 6.50%, 2/1/2034 (f)	64	63
Pool # 770377, ARM, 4.39%, 4/1/2034 (f)	25	25
Pool # 751531, ARM, 5.33%, 5/1/2034 (f)	52	52
Pool # 782306, ARM, 6.17%, 7/1/2034 (f)	5	5
Pool # 735332, ARM, 5.56%, 8/1/2034 (f)	69	69
Pool # 790235, ARM, 5.86%, 8/1/2034 (f)	43	43
Pool # 791961, ARM, 4.69%, 9/1/2034 (f)	14	13
Pool # 803594, ARM, 5.83%, 10/1/2034 (f)	52	52
Pool # 803599, ARM, 5.83%, 10/1/2034 (f)	62	61
Pool # 896463, ARM, 6.30%, 10/1/2034 (f)	43	44
Pool # 806778, ARM, 5.52%, 11/1/2034 (f)	313	310
Pool # 806776, ARM, 7.42%, 11/1/2034 (f)	58	58
Pool # 802692, ARM, 5.00%, 1/1/2035 (f)	47	46
Pool # 810896, ARM, 7.21%, 1/1/2035 (f)	115	117
Pool # 816597, ARM, 4.04%, 2/1/2035 (f)	14	14
Pool # 735539, ARM, 4.71%, 4/1/2035 (f)	316	322
Pool # 745862, ARM, 5.26%, 4/1/2035 (f)	37	37
Pool # 821378, ARM, 5.04%, 5/1/2035 (f)	34	33
Pool # 823660, ARM, 5.13%, 5/1/2035 (f)	38	37
Pool # 745766, ARM, 5.42%, 6/1/2035 (f)	96	95
Pool # 832801, ARM, 5.89%, 9/1/2035 (f)	23	23
Pool # 843026, ARM, 7.29%, 9/1/2035 (f)	106	107
Pool # 849251, ARM, 6.83%, 1/1/2036 (f)	35	34
Pool # 895141, ARM, 6.94%, 7/1/2036 (f)	48	48
Pool # 900197, ARM, 6.32%, 10/1/2036 (f)	49	49
Pool # 966946, ARM, 4.29%, 1/1/2038 (f)	15	15
FNMA UMBS, 15 Year
Pool # 995381, 6.00%, 1/1/2024	—	—
Pool # 995425, 6.00%, 1/1/2024	—	—
Pool # AD0133, 5.00%, 8/1/2024	—	—
FNMA UMBS, 20 Year
Pool # 255217, 4.50%, 4/1/2024	—	—
Pool # 888656, 6.50%, 4/1/2025	1	1
Pool # MA1138, 3.50%, 8/1/2032	232	219
FNMA UMBS, 30 Year
Pool # 50966, 7.00%, 1/1/2024	—	—
Pool # 689977, 8.00%, 3/1/2027	14	14
Pool # 695533, 8.00%, 6/1/2027	6	6
Pool # 756024, 8.00%, 9/1/2028	2	2
Pool # 755973, 8.00%, 11/1/2028	39	40
Pool # 455759, 6.00%, 12/1/2028	5	5
Pool # 252211, 6.00%, 1/1/2029	6	6
Pool # 459097, 7.00%, 1/1/2029	2	2

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 889020, 6.50%, 11/1/2029	98	99
Pool # 598559, 6.50%, 8/1/2031	19	20
Pool # 622542, 5.50%, 9/1/2031	104	104
Pool # 788150, 6.00%, 3/1/2032	11	11
Pool # 675555, 6.00%, 12/1/2032	28	28
Pool # AL0045, 6.00%, 12/1/2032	140	143
Pool # 674349, 6.00%, 3/1/2033	6	6
Pool # 688625, 6.00%, 3/1/2033	7	7
Pool # 688655, 6.00%, 3/1/2033	2	2
Pool # 695584, 6.00%, 3/1/2033	3	3
Pool # 702901, 6.00%, 5/1/2033	47	49
Pool # 723852, 5.00%, 7/1/2033	50	51
Pool # 729296, 5.00%, 7/1/2033	130	130
Pool # 729379, 6.00%, 8/1/2033	13	13
Pool # 737825, 6.00%, 9/1/2033	20	21
Pool # 750977, 4.50%, 11/1/2033	30	30
Pool # 725017, 5.50%, 12/1/2033	199	202
Pool # 751341, 5.50%, 3/1/2034	26	27
Pool # 888568, 5.00%, 12/1/2034	5	5
Pool # 815426, 4.50%, 2/1/2035	—	—
Pool # AD0755, 7.00%, 6/1/2035	1,418	1,479
Pool # 820347, 5.00%, 9/1/2035	38	38
Pool # 833657, 7.50%, 8/1/2036	16	17
Pool # 986648, 6.00%, 9/1/2037	66	68
Pool # 888892, 7.50%, 11/1/2037	17	19
Pool # 257510, 7.00%, 12/1/2038	73	78
Pool # AD0753, 7.00%, 1/1/2039	49	52
Pool # AT5891, 3.00%, 6/1/2043	1,580	1,395
Pool # AL7527, 4.50%, 9/1/2043	570	551
Pool # BM3500, 4.00%, 9/1/2047	1,558	1,474
Pool # BJ1778, 4.50%, 10/1/2047	502	479
Pool # BN9180, 4.00%, 6/1/2049	338	312
Pool # BK8753, 4.50%, 6/1/2049	733	696
Pool # BO1219, 4.50%, 6/1/2049	1,939	1,846
Pool # BO7077, 3.00%, 9/1/2049	1,966	1,691
Pool # CA5549, 3.00%, 4/1/2050	4,518	3,880
Pool # CA5702, 2.50%, 5/1/2050	5,742	4,723
Pool # CA6079, 2.50%, 6/1/2050	3,120	2,544
Pool # BP6439, 2.50%, 7/1/2050	6,968	5,681
Pool # CA6361, 2.50%, 7/1/2050	4,219	3,483
Pool # CA6989, 2.50%, 9/1/2050	5,098	4,200
Pool # FS3599, 2.50%, 1/1/2051	4,822	3,934
Pool # FS0730, 4.00%, 2/1/2051	3,812	3,497
Pool # BU0070, 2.50%, 10/1/2051	4,761	3,858
Pool # MA4466, 2.50%, 11/1/2051	4,460	3,616
Pool # FS4108, 4.00%, 12/1/2051	3,887	3,538
Pool # CB2637, 2.50%, 1/1/2052	3,913	3,179
Pool # CB2664, 3.00%, 1/1/2052	1,846	1,565

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CB2670, 3.00%, 1/1/2052	3,684	3,118
Pool # FS5986, 2.50%, 2/1/2052	4,980	4,067
Pool # FS3345, 3.00%, 2/1/2052	4,619	3,917
Pool # FS5446, 2.50%, 3/1/2052	6,358	5,155
Pool # FS0751, 3.00%, 3/1/2052	957	811
Pool # CB3383, 4.00%, 4/1/2052	4,549	4,135
Pool # CB3679, 4.00%, 5/1/2052	4,130	3,753
Pool # CB3913, 4.00%, 5/1/2052	1,650	1,500
Pool # CB4124, 4.00%, 6/1/2052	2,119	1,925
Pool # CB4608, 4.00%, 9/1/2052	4,771	4,335
Pool # BW8524, 5.00%, 9/1/2052	2,484	2,393
Pool # BW9985, 5.00%, 9/1/2052	3,707	3,573
Pool # BV6789, 4.00%, 10/1/2052	1,344	1,221
Pool # BX0091, 5.00%, 10/1/2052	1,876	1,807
Pool # BV6794, 5.00%, 11/1/2052	1,686	1,630
Pool # CB5896, 5.00%, 3/1/2053	2,694	2,593
Pool # BY4714, 5.00%, 6/1/2053	5,821	5,603
Pool # BY7027, 5.00%, 8/1/2053	4,983	4,796
FNMA, 30 Year
Pool # 535183, 8.00%, 6/1/2028	1	1
Pool # 252409, 6.50%, 3/1/2029	20	20
Pool # 653815, 7.00%, 2/1/2033	5	5
Pool # 752786, 6.00%, 9/1/2033	29	29
Pool # 931717, 6.50%, 8/1/2039	156	157
FNMA, Other
Pool # 470300, 3.64%, 1/1/2025	836	818
Pool # AM4991, 3.97%, 12/1/2025	1,565	1,531
Pool # AL6805, 3.81%, 1/1/2026 (f)	1,729	1,687
Pool # 468645, 4.54%, 7/1/2026	2,341	2,311
Pool # AM7223, 3.11%, 12/1/2026	3,165	3,003
Pool # AM7515, 3.34%, 2/1/2027	2,000	1,900
Pool # AM8803, 2.78%, 6/1/2027	4,513	4,210
Pool # AM8987, 2.79%, 6/1/2027	1,667	1,554
Pool # BL9574, 1.00%, 12/1/2027	3,953	3,405
Pool # BL1040, 3.81%, 12/1/2028	3,000	2,854
Pool # BS8075, 5.00%, 9/1/2029	1,900	1,906
Pool # BL4364, 2.24%, 11/1/2029	5,364	4,661
Pool # BL4333, 2.52%, 11/1/2029	5,868	5,172
Pool # AM7785, 3.17%, 2/1/2030	2,684	2,454
Pool # AM7516, 3.55%, 2/1/2030	2,000	1,860
Pool # AM8544, 3.08%, 4/1/2030	7,162	6,501
Pool # AM8889, 2.92%, 5/1/2030	8,000	7,114
Pool # AM9020, 2.97%, 6/1/2030	3,598	3,238
Pool # BS7241, 5.05%, 9/1/2030	5,000	5,020
Pool # BL9251, 1.45%, 10/1/2030	4,424	3,565
Pool # BL4315, 2.39%, 9/1/2031	4,381	3,706
Pool # BS5153, 2.53%, 9/1/2031	971	818
Pool # BS5071, 2.63%, 9/1/2031	2,994	2,526

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS3637, 1.73%, 11/1/2031	3,880	3,097
Pool # BS4313, 1.98%, 1/1/2032	8,350	6,707
Pool # BS8294, 4.44%, 1/1/2032	2,489	2,397
Pool # BS8214, 4.62%, 1/1/2032	1,904	1,852
Pool # BM7037, 1.75%, 3/1/2032 (f)	6,745	5,327
Pool # BS9519, 5.44%, 4/1/2032	4,077	4,185
Pool # BS5760, 2.43%, 5/1/2032	2,914	2,445
Pool # AN6149, 3.14%, 7/1/2032	3,050	2,649
Pool # BS6243, 3.87%, 8/1/2032	2,172	2,004
Pool # BS5887, 3.51%, 9/1/2032	2,000	1,784
Pool # BS6597, 3.67%, 9/1/2032	820	738
Pool # BS6339, 3.80%, 9/1/2032	3,844	3,508
Pool # BS6505, 3.54%, 10/1/2032	3,432	3,102
Pool # BS6822, 3.81%, 10/1/2032	5,575	5,089
Pool # BS6759, 3.97%, 10/1/2032	4,918	4,584
Pool # AP9632, 4.00%, 10/1/2032	123	119
Pool # AP9762, 4.00%, 10/1/2032	146	139
Pool # BS6926, 4.51%, 10/1/2032	4,000	3,862
Pool # BS6928, 4.55%, 10/1/2032	2,065	1,995
Pool # BS6601, 3.54%, 11/1/2032	6,715	5,996
Pool # BS7115, 3.81%, 11/1/2032	10,120	9,228
Pool # AQ7084, 3.50%, 12/1/2032	387	370
Pool # AT2703, 3.50%, 5/1/2033	649	619
Pool # AT2954, 3.50%, 5/1/2033	382	364
Pool # AT4180, 3.50%, 5/1/2033	354	338
Pool # AT4939, 3.50%, 5/1/2033	346	330
Pool # BS8470, 4.52%, 6/1/2033	1,972	1,896
Pool # BS9351, 4.70%, 9/1/2033	3,907	3,810
Pool # BS9384, 5.04%, 9/1/2033	3,200	3,204
Pool # 754922, 5.50%, 9/1/2033	29	30
Pool # 762520, 4.00%, 11/1/2033	149	144
Pool # BS4198, 2.16%, 12/1/2033	9,000	7,156
Pool # BS4237, 2.16%, 12/1/2033	4,460	3,489
Pool # BL3756, 2.92%, 9/1/2034	2,525	2,118
Pool # BS7097, 4.67%, 11/1/2034	7,251	7,000
Pool # AM8922, 3.03%, 6/1/2035	2,286	2,052
Pool # AM9188, 3.12%, 6/1/2035	7,000	5,856
Pool # BS7789, 4.62%, 1/1/2036	7,868	7,425
Pool # 849215, 6.50%, 1/1/2036	17	17
Pool # 872740, 6.50%, 6/1/2036	37	37
Pool # 886320, 6.50%, 7/1/2036	13	13
Pool # BS4368, 2.29%, 1/1/2037	5,141	3,956
Pool # 888796, 6.00%, 9/1/2037	45	45
Pool # AO7225, 4.00%, 7/1/2042	241	225
Pool # AO9352, 4.00%, 7/1/2042	351	330
Pool # MA1125, 4.00%, 7/1/2042	329	310
Pool # AR1397, 3.00%, 1/1/2043	739	644
Pool # MA1711, 4.50%, 12/1/2043	1,259	1,204

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # MA1828, 4.50%, 3/1/2044	950	908
Pool # BF0558, 5.00%, 12/1/2049	3,790	3,719
Pool # BF0091, 3.50%, 5/1/2056	955	840
Pool # BF0101, 3.50%, 6/1/2056	3,165	2,797
Pool # BF0300, 4.00%, 8/1/2058	8,809	8,086
Pool # BF0464, 3.50%, 3/1/2060	2,609	2,262
Pool # BF0546, 2.50%, 7/1/2061	3,773	2,962
Pool # BF0560, 2.50%, 9/1/2061	4,766	3,741
Pool # BF0590, 2.50%, 12/1/2061	7,523	5,972
Pool # BF0579, 3.00%, 12/1/2061	6,332	5,250
Pool # BF0583, 4.00%, 12/1/2061	4,332	3,934
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.50%, 12/25/2053 (g)	3,160	2,558
GNMA I, 30 Year
Pool # 554108, 6.50%, 3/15/2028	16	17
Pool # 468149, 8.00%, 8/15/2028	—	—
Pool # 486537, 7.50%, 9/15/2028	4	4
Pool # 486631, 6.50%, 10/15/2028	2	2
Pool # 591882, 6.50%, 7/15/2032	11	11
Pool # 607645, 6.50%, 2/15/2033	22	23
Pool # 607724, 7.00%, 2/15/2033	27	28
Pool # 604209, 6.50%, 4/15/2033	30	31
Pool # 781614, 7.00%, 6/15/2033	35	36
Pool # BM2141, 5.00%, 7/15/2049	485	477
Pool # CO1916, 5.00%, 9/15/2052	2,942	2,879
GNMA II
Pool # CE5524, ARM, 6.91%, 8/20/2071 (f)	2,649	2,730
Pool # CE5546, ARM, 6.86%, 10/20/2071 (f)	4,969	5,102
Pool # CK2783, ARM, 7.16%, 2/20/2072 (f)	4,883	5,012
Pool # CK2799, ARM, 7.18%, 3/20/2072 (f)	3,933	4,041
Pool # CK2810, ARM, 7.16%, 4/20/2072 (f)	4,793	4,920
Pool # CP1819, ARM, 7.30%, 7/20/2072 (f)	3,804	3,942
Pool # CP4923, ARM, 7.12%, 8/20/2072 (f)	5,564	5,766
Pool # CG5357, ARM, 7.14%, 8/20/2072 (f)	2,608	2,674
GNMA II, 30 Year
Pool # 2006, 8.50%, 5/20/2025	—	—
Pool # 2141, 8.00%, 12/20/2025	—	—
Pool # 2234, 8.00%, 6/20/2026	1	1
Pool # 2270, 8.00%, 8/20/2026	1	1
Pool # 2285, 8.00%, 9/20/2026	1	1
Pool # 2324, 8.00%, 11/20/2026	1	1
Pool # 2499, 8.00%, 10/20/2027	2	2
Pool # 2512, 8.00%, 11/20/2027	2	2
Pool # 2525, 8.00%, 12/20/2027	2	2
Pool # 2549, 7.50%, 2/20/2028	2	2
Pool # 2646, 7.50%, 9/20/2028	5	5
Pool # 2647, 8.00%, 9/20/2028	1	1
Pool # 3427, 4.50%, 8/20/2033	47	46
Pool # 4245, 6.00%, 9/20/2038	340	350

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AK8806, 4.25%, 3/20/2045	867	815
Pool # BM2118, 4.50%, 6/20/2049	149	141
Pool # BO0535, 4.00%, 7/20/2049	1,142	1,060
Pool # BO8227, 5.00%, 7/20/2049	872	868
Pool # BO8229, 5.00%, 7/20/2049	574	577
Pool # BM9734, 4.00%, 10/20/2049	1,446	1,353
Pool # BQ4115, 3.00%, 3/20/2050	3,094	2,677
Pool # 785294, 3.50%, 1/20/2051	3,615	3,187
Pool # CB1543, 3.00%, 2/20/2051	2,456	2,125
Pool # CK2698, 3.00%, 2/20/2052	1,249	1,080
Pool # CK2716, 3.50%, 2/20/2052	3,901	3,446
Pool # CM2161, 3.00%, 3/20/2052	2,417	2,091
Pool # CM2213, 3.00%, 3/20/2052	439	380
Pool # CN2859, 4.50%, 6/20/2052	4,059	3,839
Pool # CO4824, 5.00%, 6/20/2052	1,597	1,574
Pool # CO4865, 5.00%, 7/20/2052	1,855	1,806
Pool # MA8200, 4.00%, 8/20/2052	9,088	8,371
Pool # CO8413, 4.50%, 9/20/2052	4,912	4,646
Pool # CT7445, 6.00%, 4/20/2053	1,490	1,501
Total Mortgage-Backed Securities (Cost $500,207)		465,192
Asset-Backed Securities — 14.5%
Academic Loan Funding Trust Series 2013-1A, Class A, 6.24%, 12/26/2044 (b) (f)	509	492
ACC Frn Series 2019-AA, 0.25%, 6/15/2025 ‡	3,204	2,243
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (b)	440	417
Series 2015-2, Class AA, 3.75%, 12/15/2027 (b)	179	162
Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	365	320
Series 2017-1, Class A, 3.55%, 1/15/2030 (b)	517	444
American Airlines Pass-Through Trust
Series 2016-3, Class AA, 3.00%, 10/15/2028	149	132
Series 2019-1, Class A, 3.50%, 2/15/2032	2,430	1,986
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (b)	3,347	3,278
Series 2014-SFR2, Class D, 5.15%, 10/17/2036 (b)	2,000	1,973
Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (b)	850	845
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (b)	2,497	2,434
Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (b)	500	490
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (b)	2,380	2,353
Series 2015-SFR1, Class A, 3.47%, 4/17/2052 (b)	3,559	3,438
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 (b)	1,275	1,259
AMSR Trust
Series 2020-SFR2, Class C, 2.53%, 7/17/2037 (b)	3,500	3,273
Series 2020-SFR4, Class C, 1.86%, 11/17/2037 (b)	4,000	3,660
Series 2021-SFR3, Class C, 1.80%, 10/17/2038 (b)	1,600	1,398
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 (b)	2,296	1,977
Bedrock Abs I LLC, 7.95%, 12/27/2037 ‡	2,731	2,761

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Bridge Trust
Series 2022-SFR1, Class A, 3.40%, 11/17/2037 (b)	3,000	2,820
Series 2022-SFR1, Class C, 4.45%, 11/17/2037 (b)	4,200	3,951
British Airways Pass-Through Trust (United Kingdom)
Series 2013-1, Class A, 4.63%, 6/20/2024 (b)	2,060	2,043
Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	410	378
Series 2018-1, Class A, 4.13%, 9/20/2031 (b)	661	592
Series 2019-1, Class AA, 3.30%, 12/15/2032 (b)	591	514
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 ‡ (b)	319	303
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (b)	1,905	1,746
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (b)	793	663
Carvana Auto Receivables Trust Series 2023-P3, Class A3, 5.82%, 8/10/2028 (b)	1,100	1,101
CFIN Issuer LLC Series 2022-RTL1, Class AA, 3.25%, 2/16/2026 ‡ (b)	3,163	2,963
Chase Funding Trust Series 2003-6, Class 1A7, 5.28%, 11/25/2034 (e)	222	213
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	800	854
Consumer Receivables Asset Investment Trust Series 2021-1, Class A1X, 9.13%, 12/15/2024 ‡ (b) (f)	400	401
Continental Finance Credit Card ABS Master Trust
Series 2020-1A, Class A, 2.24%, 12/15/2028 (b)	2,070	2,031
Series 2022-A, Class A, 6.19%, 10/15/2030 (b)	4,080	4,009
CoreVest American Finance Trust
Series 2019-2, Class D, 4.22%, 6/15/2052 (b)	2,000	1,757
Series 2020-3, Class B, 2.20%, 8/15/2053 (b)	3,180	2,490
CPS Auto Receivables Trust Series 2022-D, Class C, 7.69%, 1/16/2029 (b)	4,000	4,066
Credit Acceptance Auto Loan Trust
Series 2021-2A, Class C, 1.64%, 6/17/2030 (b)	7,280	7,030
Series 2022-3A, Class C, 8.45%, 2/15/2033 (b)	4,100	4,182
Series 2023-1A, Class B, 7.02%, 5/16/2033 (b)	3,205	3,207
Series 2023-3A, Class A, 6.39%, 8/15/2033 (b)	2,500	2,510
Credit Suisse ABS Trust Series 2020-AT1, Class A, 2.61%, 10/15/2026 (b)	456	451
CVS Pass-Through Trust
5.93%, 1/10/2034 (b)	689	674
Series 2013, 4.70%, 1/10/2036 (b)	541	490
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 6.36%, 10/25/2034 (f)	48	46
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (b)	2,700	2,410
Delta Air Lines Pass-Through Trust
Series 2015-1, Class AA, 3.63%, 7/30/2027	215	200
Series 2020-1, Class AA, 2.00%, 6/10/2028	286	250
Diversified Abs Phase III LLC Series 2022-1, 4.88%, 4/28/2039 ‡ (b)	4,402	3,914
Diversified Abs Phase LLC Series VI, Class A, 7.50%, 11/28/2039 ‡	2,424	2,345
DP Lion Holdco LLC Series 2023-1A, Class A, 8.24%, 11/30/2043	1,600	1,600
DT Auto Owner Trust Series 2022-3A, Class D, 8.14%, 7/17/2028 (b)	3,500	3,576
Exeter Automobile Receivables Trust Series 2019-3A, Class D, 3.11%, 8/15/2025 (b)	714	708
FirstKey Homes Trust
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (b)	3,000	2,758
Series 2022-SFR3, Class C, 4.50%, 7/17/2038 (b)	3,466	3,267
Series 2021-SFR1, Class D, 2.19%, 8/17/2038 (b)	4,000	3,513
Series 2022-SFR2, Class E1, 4.50%, 7/17/2039 (b)	3,700	3,320

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Flagship Credit Auto Trust Series 2022-4, Class C, 7.71%, 10/16/2028 (b)	5,190	5,319
FMC GMSR Issuer Trust
Series 2021-SAT1, 3.65%, 2/25/2024 ‡ (b) (f)	7,325	7,105
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (b) (f)	5,000	4,396
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (b) (f)	4,300	3,625
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (f)	3,370	2,856
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (b)	6,000	5,678
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	4,825	4,482
Foundation Finance Trust Series 2019-1A, Class A, 3.86%, 11/15/2034 (b)	107	106
FREED ABS Trust Series 2022-3FP, Class B, 5.79%, 8/20/2029 (b)	1,601	1,598
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 (f)	30	25
GLS Auto Receivables Issuer Trust
Series 2022-3A, Class C, 5.34%, 6/15/2028 (b)	2,361	2,324
Series 2022-3A, Class D, 6.42%, 6/15/2028 (b)	2,500	2,470
Series 2023-3A, Class C, 6.01%, 5/15/2029 (b)	2,085	2,080
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (b)	2	2
Goodgreen
Series 2019-2A, Class A, 2.76%, 4/15/2055 ‡ (b)	1,263	1,060
Series 2023-1A, Class A, 5.90%, 1/17/2061 ‡ (b)	3,091	2,927
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 ‡ (b)	267	239
GTP Acquisition Partners I LLC, 3.48%, 6/16/2025 (b)	1,436	1,384
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (b)	685	603
HERO Funding Trust
Series 2016-3A, Class A1, 3.08%, 9/20/2042 ‡ (b)	274	242
Series 2017-1A, Class A2, 4.46%, 9/20/2047 ‡ (b)	703	632
HGI CRE CLO Ltd. (Cayman Islands) Series 2022-FL3, Class B, 7.92%, 4/20/2037 (b) (f)	1,500	1,468
Jonah, 7.80%, 11/10/2037 ‡ (b)	2,643	2,566
Jonah Energy Abs LLC Series 2022-1, Class A1, 7.20%, 12/10/2037 ‡ (b)	2,122	2,113
KGS-Alpha SBA COOF Trust
Series 2012-2, Class A, IO, 0.81%, 8/25/2038 (b) (f)	1,128	21
Series 2013-2, Class A, IO, 2.36%, 3/25/2039 (b) (f)	991	32
Series 2015-2, Class A, IO, 3.01%, 7/25/2041 (b) (f)	459	46
Lending Funding Trust Series 2020-2A, Class C, 4.30%, 4/21/2031 (b)	1,795	1,598
Lendingpoint Asset Securitization Trust
Series 2022-B, Class B, 5.99%, 10/15/2029 (b)	5,237	5,022
Series 2022-C, Class B, 7.46%, 2/15/2030 (b)	4,000	3,997
LL ABS Trust Series 2022-1A, Class B, 5.05%, 11/15/2029 (b)	2,900	2,850
Mariner Finance Issuance Trust Series 2022-AA, Class C, 7.90%, 10/20/2037 (b)	2,033	2,045
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 (b)	342	332
MNR ABS Issuer I LLC, 8.95%, 12/15/2038	2,000	2,000
MVW LLC Series 2019-2A, Class B, 2.44%, 10/20/2038 (b)	1,084	1,013
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 6.00%, 11/25/2033 (e)	202	188
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (b)	791	745
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (b)	2,783	2,529
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (b)	2,526	2,310
OneMain Direct Auto Receivables Trust Series 2019-1A, Class B, 3.95%, 11/14/2028 (b)	3,880	3,701
Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025 (b)	692	692

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Pagaya AI Technology in Housing Trust Series 2022-1, Class A, 4.25%, 8/25/2025 (b)	2,667	2,553
Pendoor Proper, Zero Coupon, 2/15/2026 ‡	4,150	3,943
PNMAC GMSR ISSUER TRUST Series 2022-GT1, Class A, 9.58%, 5/25/2027 (b) (f)	3,450	3,450
Prestige Auto Receivables Trust Series 2022-1A, Class C, 7.09%, 8/15/2028 (b)	4,000	3,997
PRET LLC
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (b) (e)	1,704	1,646
Series 2021-RN3, Class A1, 1.84%, 9/25/2051 (b) (e)	3,276	3,014
Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (b) (f)	5,068	4,820
Pretium Mortgage Credit Partners I LLC Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (b) (e)	2,532	2,486
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (b)	4,000	3,585
Series 2020-SFR3, Class C, 1.70%, 10/17/2027 (b)	3,250	2,973
Series 2019-SFR4, Class D, 3.14%, 10/17/2036 (b)	5,000	4,844
Series 2021-SFR6, Class E1, 2.43%, 7/17/2038 (b)	3,446	3,001
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (b)	2,685	2,481
Series 2022-SFR5, Class E1, 6.62%, 6/17/2039 (b)	3,619	3,477
PRPM LLC Series 2021-1, Class A1, 2.12%, 1/25/2026 (b) (f)	2,437	2,375
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 (e)	287	72
Renew (Cayman Islands) Series 2017-1A, Class A, 3.67%, 9/20/2052 ‡ (b)	345	309
RT Fin LLC, 7.85%, 10/15/2043 ‡	3,049	3,049
Santander Drive Auto Receivables Trust Series 2022-4, Class A3, 4.14%, 2/16/2027	3,778	3,746
SART Series 2018-1, 4.76%, 6/15/2025 ‡	281	280
SCF Equipment Leasing LLC
Series 2022-1A, Class A3, 2.92%, 7/20/2029 (b)	616	598
Series 2022-2A, Class C, 6.50%, 8/20/2032 (b)	3,688	3,603
Series 2023-1A, Class C, 6.77%, 8/22/2033 (b)	3,815	3,864
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 5.74%, 1/25/2036 (e)	146	116
Sierra Timeshare Receivables Funding LLC Series 2019-2A, Class C, 3.12%, 5/20/2036 (b)	498	486
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	277	243
Tricon Residential Trust Series 2022-SFR1, Class D, 4.75%, 4/17/2039 (b)	1,837	1,701
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	729	683
Series 2018-1, Class B, 4.60%, 3/1/2026	445	418
Series 2016-1, Class A, 3.45%, 7/7/2028	537	467
Series 2016-2, Class A, 3.10%, 10/7/2028	918	772
Series 2018-1, Class AA, 3.50%, 3/1/2030	570	509
Series 2018-1, Class A, 3.70%, 3/1/2030	1,287	1,098
Series 2019-1, Class AA, 4.15%, 8/25/2031	814	732
Series 2019-1, Class A, 4.55%, 8/25/2031	728	629
Series 2019-2, Class AA, 2.70%, 5/1/2032	1,095	897
UOG ABS Issuer I LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (b)	1,920	1,892
Upstart Structured Pass-Through Trust Series 2022-4A, Class A, 7.01%, 11/15/2030 (b)	858	858
US Auto Funding Trust Series 2022-1A, Class B, 5.13%, 12/15/2025 (b)	4,700	3,881
vMobo, Inc., 7.46%, 7/18/2027 ‡	5,999	5,414
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 (b) (e)	1,631	1,507
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (b) (e)	3,586	3,374
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (b) (e)	2,506	2,390
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (b) (e)	1,929	1,845

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (b) (e)	2,104	1,983
Westlake Automobile Receivables Trust
Series 2022-2A, Class D, 5.48%, 9/15/2027 (b)	4,910	4,825
Series 2023-3A, Class C, 6.02%, 9/15/2028 (b)	3,400	3,368
Series 2023-4A, Class C, 6.64%, 11/15/2028 (b)	2,632	2,651
Series 2023-2A, Class D, 7.01%, 11/15/2028 (b)	3,047	3,041
Total Asset-Backed Securities (Cost $323,879)		309,048
Collateralized Mortgage Obligations — 5.5%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	2,512	2,481
Series 2005-1CB, Class 1A6, IF, IO, 1.64%, 3/25/2035 (f)	331	21
Series 2005-22T1, Class A2, IF, IO, 4.40%, 6/25/2035 (f)	2,553	138
Series 2005-20CB, Class 3A8, IF, IO, 4.08%, 7/25/2035 (f)	1,008	30
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	937	782
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	48	20
Series 2005-37T1, Class A2, IF, IO, 4.59%, 9/25/2035 (f)	1,941	83
Series 2005-54CB, Class 1A2, IF, IO, 4.18%, 11/25/2035 (f)	1,459	45
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	579	438
Series 2005-57CB, Class 3A2, IF, IO, 4.43%, 12/25/2035 (f)	409	26
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	277	236
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	858	445
Banc of America Alternative Loan Trust
Series 2004-6, Class 15, PO, 7/25/2019	6	2
Series 2006-4, Class 1A4, 6.00%, 5/25/2046	233	190
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034	57	39
Series 2004-2, Class 30, PO, 9/20/2034	68	49
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	139	114
Series 2005-7, Class 30, PO, 11/25/2035	58	58
Series 2005-8, Class 30, PO, 1/25/2036	33	21
Series 2006-A, Class 3A2, 4.60%, 2/20/2036 (f)	86	74
Banc of America Mortgage Trust Series 2004-A, Class 2A2, 4.17%, 2/25/2034 (f)	24	24
Bear Stearns ARM Trust
Series 2003-7, Class 3A, 5.00%, 10/25/2033 (f)	10	10
Series 2004-1, Class 12A1, 4.18%, 4/25/2034 (f)	128	110
Series 2004-2, Class 14A, 3.86%, 5/25/2034 (f)	18	16
Series 2006-1, Class A1, 7.66%, 2/25/2036 (f)	257	236
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019 ‡	2	1
Series 2004-HYB1, Class 2A, 4.88%, 5/20/2034 (f)	28	25
Series 2004-HYB3, Class 2A, 3.90%, 6/20/2034 (f)	110	99
Series 2004-7, Class 2A1, 2.52%, 6/25/2034 (f)	77	71
Series 2004-HYB6, Class A3, 5.30%, 11/20/2034 (f)	109	101
Series 2005-16, Class A23, 5.50%, 9/25/2035	191	122
Series 2005-22, Class 2A1, 4.64%, 11/25/2035 (f)	625	495
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust
Series 2005-5, Class A, PO, 8/25/2035	26	18

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-8, Class A, PO, 11/25/2035	49	29
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033	1	1
Series 2003-HYB1, Class A, 6.24%, 9/25/2033 (f)	10	10
Citigroup Mortgage Loan Trust
Series 2004-UST1, Class A6, 5.91%, 8/25/2034 (f)	10	9
Series 2015-A, Class B2, 4.50%, 6/25/2058 (b) (f)	197	185
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3, PO, 9/25/2033	9	6
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	7	7
Series 2003-1, Class 2, PO, 10/25/2033	—	—
Series 2003-1, Class 2A6, PO, 10/25/2033	6	5
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	12	11
Series 2005-1, Class 2A1A, 3.22%, 2/25/2035 (f)	142	118
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	88	84
Series 2005-5, Class 1A2, 4.59%, 8/25/2035 (f)	156	125
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2003-1, Class DB1, 6.65%, 2/25/2033 (f)	170	166
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	33	31
Series 2003-25, Class 1P, PO, 10/25/2033	76	55
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-4, Class 3A18, 5.50%, 6/25/2035	403	389
Series 2005-4, Class 3A23, 5.50%, 6/25/2035	850	821
CSMC Trust Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (b) (f)	4,748	4,483
FHLMC, REMIC
Series 2716, Class UN, 4.50%, 12/15/2023	—	—
Series 1638, Class H, 6.50%, 12/15/2023	—	—
Series 2283, Class K, 6.50%, 12/15/2023	—	—
Series 1865, Class D, PO, 2/15/2024	1	1
Series 1760, Class ZD, 4.37%, 2/15/2024 (f)	1	1
Series 1686, Class SH, IF, 7.00%, 2/15/2024 (f)	—	—
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (f)	—	—
Series 1709, Class FA, 4.02%, 3/15/2024 (f)	—	—
Series 1699, Class FC, 6.04%, 3/15/2024 (f)	—	—
Series 1695, Class EB, 7.00%, 3/15/2024	—	—
Series 1706, Class K, 7.00%, 3/15/2024	—	—
Series 2033, Class SN, IF, IO, 17.90%, 3/15/2024 (f)	—	—
Series 2306, Class K, PO, 5/15/2024	—	—
Series 2306, Class SE, IF, IO, 5.73%, 5/15/2024 (f)	1	—
Series 1745, Class D, 7.50%, 8/15/2024	2	2
Series 3720, Class A, 4.50%, 9/15/2025	12	12
Series 3131, Class BK, 5.50%, 3/15/2026	64	63
Series 1829, Class ZB, 6.50%, 3/15/2026	—	—
Series 1863, Class Z, 6.50%, 7/15/2026	—	—
Series 1890, Class H, 7.50%, 9/15/2026	4	4
Series 1899, Class ZE, 8.00%, 9/15/2026	14	15
Series 3229, Class HE, 5.00%, 10/15/2026	68	67
Series 1963, Class Z, 7.50%, 1/15/2027	11	11

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1935, Class FL, 6.14%, 2/15/2027 (f)	1	1
Series 1981, Class Z, 6.00%, 5/15/2027	13	13
Series 1970, Class PG, 7.25%, 7/15/2027	1	1
Series 1987, Class PE, 7.50%, 9/15/2027	9	9
Series 2019, Class Z, 6.50%, 12/15/2027	18	18
Series 2038, Class PN, IO, 7.00%, 3/15/2028	14	1
Series 2040, Class PE, 7.50%, 3/15/2028	25	25
Series 4251, Class KW, 2.50%, 4/15/2028	1,814	1,730
Series 2043, Class CJ, 6.50%, 4/15/2028	4	4
Series 2054, Class PV, 7.50%, 5/15/2028	20	21
Series 2075, Class PM, 6.25%, 8/15/2028	50	50
Series 2075, Class PH, 6.50%, 8/15/2028	45	45
Series 2086, Class GB, 6.00%, 9/15/2028	9	9
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	22	2
Series 2095, Class PE, 6.00%, 11/15/2028	55	55
Series 2125, Class JZ, 6.00%, 2/15/2029	21	21
Series 2136, Class PG, 6.00%, 3/15/2029	23	23
Series 2132, Class SB, IF, 7.00%, 3/15/2029 (f)	4	4
Series 2141, IO, 7.00%, 4/15/2029	6	—
Series 2169, Class TB, 7.00%, 6/15/2029	72	73
Series 2163, Class PC, IO, 7.50%, 6/15/2029	7	1
Series 2172, Class QC, 7.00%, 7/15/2029	52	53
Series 2176, Class OJ, 7.00%, 8/15/2029	41	42
Series 2201, Class C, 8.00%, 11/15/2029	15	15
Series 2209, Class TC, 8.00%, 1/15/2030	19	19
Series 2210, Class Z, 8.00%, 1/15/2030	43	45
Series 2224, Class CB, 8.00%, 3/15/2030	10	10
Series 2230, Class Z, 8.00%, 4/15/2030	25	26
Series 2234, Class PZ, 7.50%, 5/15/2030	20	21
Series 2247, Class Z, 7.50%, 8/15/2030	21	22
Series 2256, Class MC, 7.25%, 9/15/2030	23	24
Series 2259, Class ZM, 7.00%, 10/15/2030	38	39
Series 2262, Class Z, 7.50%, 10/15/2030	5	5
Series 2271, Class PC, 7.25%, 12/15/2030	40	42
Series 2296, Class PD, 7.00%, 3/15/2031	30	31
Series 2313, Class LA, 6.50%, 5/15/2031	15	15
Series 2325, Class PM, 7.00%, 6/15/2031	23	24
Series 2359, Class ZB, 8.50%, 6/15/2031	67	72
Series 2344, Class ZD, 6.50%, 8/15/2031	230	232
Series 2344, Class ZJ, 6.50%, 8/15/2031	25	25
Series 2345, Class NE, 6.50%, 8/15/2031	22	22
Series 2351, Class PZ, 6.50%, 8/15/2031	18	18
Series 2353, Class AZ, 6.00%, 9/15/2031	123	122
Series 2367, Class ME, 6.50%, 10/15/2031	49	50
Series 2396, Class FM, 5.89%, 12/15/2031 (f)	43	43
Series 2399, Class OH, 6.50%, 1/15/2032	53	53
Series 2399, Class TH, 6.50%, 1/15/2032	59	60
Series 2464, Class SI, IF, IO, 2.56%, 2/15/2032 (f)	117	8

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2410, Class QX, IF, IO, 3.21%, 2/15/2032 (f)	21	2
Series 2412, Class SP, IF, 5.22%, 2/15/2032 (f)	47	49
Series 2410, Class QS, IF, 5.36%, 2/15/2032 (f)	48	51
Series 2410, Class OE, 6.38%, 2/15/2032	2	2
Series 2410, Class NG, 6.50%, 2/15/2032	57	58
Series 2420, Class XK, 6.50%, 2/15/2032	91	92
Series 2444, Class ES, IF, IO, 2.51%, 3/15/2032 (f)	44	4
Series 2450, Class SW, IF, IO, 2.56%, 3/15/2032 (f)	36	3
Series 2430, Class WF, 6.50%, 3/15/2032	115	117
Series 2423, Class MC, 7.00%, 3/15/2032	64	66
Series 2423, Class MT, 7.00%, 3/15/2032	53	55
Series 2435, Class CJ, 6.50%, 4/15/2032	74	76
Series 2434, Class TC, 7.00%, 4/15/2032	60	62
Series 2436, Class MC, 7.00%, 4/15/2032	34	35
Series 2455, Class GK, 6.50%, 5/15/2032	137	137
Series 2450, Class GZ, 7.00%, 5/15/2032	42	43
Series 2462, Class JG, 6.50%, 6/15/2032	64	65
Series 2466, Class PH, 6.50%, 6/15/2032	104	105
Series 2474, Class NR, 6.50%, 7/15/2032	60	60
Series 2484, Class LZ, 6.50%, 7/15/2032	69	70
Series 2500, Class MC, 6.00%, 9/15/2032	69	70
Series 2835, Class QO, PO, 12/15/2032	9	8
Series 2543, Class YX, 6.00%, 12/15/2032	136	138
Series 2544, Class HC, 6.00%, 12/15/2032	93	94
Series 2552, Class ME, 6.00%, 1/15/2033	150	151
Series 2567, Class QD, 6.00%, 2/15/2033	160	162
Series 2575, Class ME, 6.00%, 2/15/2033	373	376
Series 2596, Class QG, 6.00%, 3/15/2033	86	86
Series 2586, Class WI, IO, 6.50%, 3/15/2033	40	6
Series 2692, Class SC, IF, 2.41%, 7/15/2033 (f)	28	26
Series 4240, Class B, 3.00%, 8/15/2033	2,501	2,323
Series 3920, Class LP, 5.00%, 1/15/2034	341	335
Series 2744, Class PE, 5.50%, 2/15/2034	2	2
Series 3611, PO, 7/15/2034	23	20
Series 2990, Class UZ, 5.75%, 6/15/2035	885	874
Series 3004, Class EK, 5.50%, 7/15/2035	1,233	1,206
Series 3014, Class OD, PO, 8/15/2035	24	20
Series 3085, Class WF, 6.24%, 8/15/2035 (f)	58	58
Series 3047, Class OD, 5.50%, 10/15/2035	316	312
Series 3074, Class BH, 5.00%, 11/15/2035	92	89
Series 3064, Class MC, 5.50%, 11/15/2035	2,967	2,904
Series 3102, Class HS, IF, 4.63%, 1/15/2036 (f)	12	12
Series 3102, Class FB, 5.74%, 1/15/2036 (f)	34	34
Series 3117, Class EO, PO, 2/15/2036	139	117
Series 3117, Class OK, PO, 2/15/2036	84	70
Series 3134, PO, 3/15/2036	22	17
Series 3152, Class MO, PO, 3/15/2036	119	100
Series 3122, Class ZB, 6.00%, 3/15/2036	31	32

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3138, PO, 4/15/2036	106	88
Series 3607, Class BO, PO, 4/15/2036	49	41
Series 3219, Class DI, IO, 6.00%, 4/15/2036	73	14
Series 3819, Class ZQ, 6.00%, 4/15/2036	451	457
Series 3149, Class SO, PO, 5/15/2036	19	15
Series 3233, Class OP, PO, 5/15/2036	30	26
Series 3171, Class MO, PO, 6/15/2036	15	13
Series 3179, Class OA, PO, 7/15/2036	86	71
Series 3194, Class SA, IF, IO, 1.66%, 7/15/2036 (f)	19	2
Series 3211, Class SO, PO, 9/15/2036	106	90
Series 3218, Class AO, PO, 9/15/2036	52	40
Series 3232, Class ST, IF, IO, 1.26%, 10/15/2036 (f)	130	9
Series 3256, PO, 12/15/2036	72	58
Series 3261, Class OA, PO, 1/15/2037	81	66
Series 3260, Class CS, IF, IO, 0.70%, 1/15/2037 (f)	135	10
Series 3274, Class JO, PO, 2/15/2037	22	19
Series 3275, Class FL, 5.88%, 2/15/2037 (f)	19	18
Series 3290, Class SB, IF, IO, 1.01%, 3/15/2037 (f)	196	12
Series 3318, Class AO, PO, 5/15/2037	3	3
Series 3607, PO, 5/15/2037	105	84
Series 3315, Class HZ, 6.00%, 5/15/2037	75	74
Series 3326, Class JO, PO, 6/15/2037	6	5
Series 3331, PO, 6/15/2037	73	60
Series 3607, Class OP, PO, 7/15/2037	238	192
Series 4048, Class FJ, 5.34%, 7/15/2037 (f)	260	255
Series 3385, Class SN, IF, IO, 0.56%, 11/15/2037 (f)	26	1
Series 3387, Class SA, IF, IO, 0.98%, 11/15/2037 (f)	115	7
Series 3422, Class AI, IO, 0.25%, 1/15/2038 (e)	603	5
Series 3404, Class SC, IF, IO, 0.56%, 1/15/2038 (f)	176	11
Series 3424, Class PI, IF, IO, 1.36%, 4/15/2038 (f)	156	14
Series 3481, Class SJ, IF, IO, 0.41%, 8/15/2038 (f)	173	12
Series 3511, Class SA, IF, IO, 0.56%, 2/15/2039 (f)	128	8
Series 3549, Class FA, 6.64%, 7/15/2039 (f)	9	9
Series 3621, Class BO, PO, 1/15/2040	70	59
Series 3747, Class PY, 4.00%, 10/15/2040	686	641
Series 3925, Class FL, 5.89%, 1/15/2041 (f)	49	48
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (f)	74	70
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (f)	212	211
Series 3957, Class B, 4.00%, 11/15/2041	75	70
Series 3966, Class NA, 4.00%, 12/15/2041	206	193
Series 4217, Class KY, 3.00%, 6/15/2043	2,300	1,922
Series 4928, Class PB, 2.50%, 9/25/2048	434	377
FHLMC, STRIPS
Series 233, Class 11, IO, 5.00%, 9/15/2035	160	30
Series 233, Class 13, IO, 5.00%, 9/15/2035	230	39
Series 299, Class 300, 3.00%, 1/15/2043	1,115	994
Series 310, PO, 9/15/2043	577	423
Series 323, Class 300, 3.00%, 1/15/2044	818	732

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.36%, 7/25/2032 (f)	193	180
Series T-76, Class 2A, 2.33%, 10/25/2037 (f)	471	398
Series T-51, Class 2A, 7.50%, 8/25/2042 (f)	152	146
Series T-54, Class 2A, 6.50%, 2/25/2043	821	824
Series T-54, Class 3A, 7.00%, 2/25/2043	227	234
Series T-58, Class A, PO, 9/25/2043	63	48
Series T-59, Class 1AP, PO, 10/25/2043	145	72
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 6.23%, 10/25/2034 (f)	79	76
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	335	163
Series 2007-FA4, Class 1A2, IF, IO, 0.19%, 8/25/2037 (f)	818	62
FNMA Trust, Whole Loan
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	56	58
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	95	97
Series 2004-W15, Class 2AF, 5.69%, 8/25/2044 (f)	137	136
Series 2005-W3, Class 2AF, 5.66%, 3/25/2045 (f)	384	380
Series 2006-W2, Class 1AF1, 5.66%, 2/25/2046 (f)	126	124
FNMA, Grantor Trust, Whole Loan
Series 2002-T19, Class A2, 7.00%, 7/25/2042	347	358
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	200	205
FNMA, REMIC
Series 2002-1, Class UD, IF, 5.45%, 12/25/2023 (f)	—	—
Series 1993-230, Class FA, 6.04%, 12/25/2023 (f)	—	—
Series 1993-247, Class FE, 6.44%, 12/25/2023 (f)	—	—
Series 1993-225, Class UB, 6.50%, 12/25/2023	—	—
Series 1993-247, Class SU, IF, 6.91%, 12/25/2023 (f)	—	—
Series 1994-37, Class L, 6.50%, 3/25/2024	1	1
Series 1994-40, Class Z, 6.50%, 3/25/2024	7	7
Series 2004-53, Class NC, 5.50%, 7/25/2024	—	—
Series 1995-2, Class Z, 8.50%, 1/25/2025	1	1
Series G95-1, Class C, 8.80%, 1/25/2025	1	1
Series 1997-20, IO, 1.84%, 3/25/2027 (f)	1	—
Series 1997-27, Class J, 7.50%, 4/18/2027	2	2
Series 1997-29, Class J, 7.50%, 4/20/2027	5	5
Series 1997-39, Class PD, 7.50%, 5/20/2027	25	25
Series 1997-42, Class ZC, 6.50%, 7/18/2027	2	2
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	7	—
Series 1998-36, Class ZB, 6.00%, 7/18/2028	12	12
Series 1999-18, Class Z, 5.50%, 4/18/2029	11	11
Series 1999-17, Class C, 6.35%, 4/25/2029	9	9
Series 1999-62, Class PB, 7.50%, 12/18/2029	14	14
Series 2000-2, Class ZE, 7.50%, 2/25/2030	44	46
Series 2000-20, Class SA, IF, IO, 3.66%, 7/25/2030 (f)	8	—
Series 2000-52, IO, 8.50%, 1/25/2031	6	1
Series 2001-7, Class PF, 7.00%, 3/25/2031	11	11
Series 2011-31, Class DB, 3.50%, 4/25/2031	734	698
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	48	5

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2001-30, Class PM, 7.00%, 7/25/2031	40	41
Series 2001-36, Class DE, 7.00%, 8/25/2031	41	42
Series 2001-49, Class Z, 6.50%, 9/25/2031	14	14
Series 2001-44, Class MY, 7.00%, 9/25/2031	104	107
Series 2001-44, Class PD, 7.00%, 9/25/2031	12	12
Series 2001-44, Class PU, 7.00%, 9/25/2031	15	16
Series 2001-52, Class KB, 6.50%, 10/25/2031	15	15
Series 2003-52, Class SX, IF, 6.62%, 10/25/2031 (f)	23	25
Series 2001-61, Class Z, 7.00%, 11/25/2031	156	160
Series 2001-72, Class SX, IF, 4.79%, 12/25/2031 (f)	3	3
Series 2002-1, Class SA, IF, 7.50%, 2/25/2032 (f)	8	10
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (f)	97	3
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (f)	1	2
Series 2002-21, Class LO, PO, 4/25/2032	4	4
Series 2002-21, Class PE, 6.50%, 4/25/2032	39	40
Series 2002-28, Class PK, 6.50%, 5/25/2032	100	102
Series 2012-66, Class CB, 3.00%, 6/25/2032	2,358	2,206
Series 2002-37, Class Z, 6.50%, 6/25/2032	29	29
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	97	9
Series 2002-48, Class GH, 6.50%, 8/25/2032	144	147
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (f)	18	19
Series 2004-59, Class BG, PO, 12/25/2032	53	45
Series 2002-77, Class S, IF, 4.51%, 12/25/2032 (f)	24	24
Series 2003-22, Class UD, 4.00%, 4/25/2033	499	471
Series 2003-35, Class UC, 3.75%, 5/25/2033	3	3
Series 2003-42, Class GB, 4.00%, 5/25/2033	43	41
Series 2003-34, Class AX, 6.00%, 5/25/2033	89	90
Series 2003-34, Class ED, 6.00%, 5/25/2033	400	401
Series 2003-39, IO, 6.00%, 5/25/2033 (f)	19	3
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	150	26
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	289	24
Series 2003-47, Class PE, 5.75%, 6/25/2033	87	88
Series 2003-64, Class SX, IF, 0.16%, 7/25/2033 (f)	20	18
Series 2003-132, Class OA, PO, 8/25/2033	4	4
Series 2003-71, Class DS, IF, 0.22%, 8/25/2033 (f)	194	170
Series 2003-74, Class SH, IF, 0.37%, 8/25/2033 (f)	44	40
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	164	24
Series 2003-91, Class SD, IF, 3.43%, 9/25/2033 (f)	33	31
Series 2013-101, Class AE, 3.00%, 10/25/2033	2,500	2,332
Series 2013-101, Class E, 3.00%, 10/25/2033	2,275	2,121
Series 2013-108, Class GU, 3.00%, 10/25/2033	2,853	2,657
Series 2003-116, Class SB, IF, IO, 2.16%, 11/25/2033 (f)	208	15
Series 2006-44, Class P, PO, 12/25/2033	413	343
Series 2003-130, Class SX, IF, 3.36%, 1/25/2034 (f)	3	3
Series 2004-25, Class SA, IF, 4.56%, 4/25/2034 (f)	80	82
Series 2004-46, Class SK, IF, 1.53%, 5/25/2034 (f)	145	139
Series 2004-46, Class QB, IF, 2.23%, 5/25/2034 (f)	77	82
Series 2004-36, Class SA, IF, 4.56%, 5/25/2034 (f)	197	208

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-51, Class SY, IF, 3.35%, 7/25/2034 (f)	39	36
Series 2005-74, Class CS, IF, 5.05%, 5/25/2035 (f)	27	27
Series 2005-56, Class S, IF, IO, 1.27%, 7/25/2035 (f)	194	15
Series 2005-66, Class SG, IF, 3.77%, 7/25/2035 (f)	63	66
Series 2005-68, Class PG, 5.50%, 8/25/2035	175	174
Series 2005-84, Class XM, 5.75%, 10/25/2035	426	422
Series 2005-110, Class GL, 5.50%, 12/25/2035	1,596	1,589
Series 2006-46, Class UC, 5.50%, 12/25/2035	35	34
Series 2005-109, Class PC, 6.00%, 12/25/2035	125	125
Series 2006-39, Class WC, 5.50%, 1/25/2036	7	7
Series 2006-16, Class OA, PO, 3/25/2036	63	53
Series 2006-22, Class AO, PO, 4/25/2036	112	95
Series 2006-23, Class KO, PO, 4/25/2036	17	15
Series 2006-44, Class GO, PO, 6/25/2036	163	137
Series 2006-53, Class US, IF, IO, 1.14%, 6/25/2036 (f)	238	20
Series 2006-56, PO, 7/25/2036	124	104
Series 2006-58, PO, 7/25/2036	70	58
Series 2006-58, Class AP, PO, 7/25/2036	142	118
Series 2006-65, Class QO, PO, 7/25/2036	110	93
Series 2006-56, Class FC, 5.73%, 7/25/2036 (f)	223	220
Series 2006-58, Class FL, 5.90%, 7/25/2036 (f)	17	17
Series 2006-60, Class DZ, 6.50%, 7/25/2036	2,746	2,746
Series 2006-72, Class TO, PO, 8/25/2036	18	15
Series 2006-79, Class DO, PO, 8/25/2036	89	78
Series 2007-7, Class SG, IF, IO, 1.06%, 8/25/2036 (f)	785	90
Series 2006-77, Class PC, 6.50%, 8/25/2036	216	218
Series 2006-90, Class AO, PO, 9/25/2036	51	44
Series 2008-42, Class AO, PO, 9/25/2036	35	29
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	439	89
Series 2006-109, PO, 11/25/2036	39	32
Series 2006-110, PO, 11/25/2036	190	157
Series 2006-111, Class EO, PO, 11/25/2036	26	21
Series 2006-124, Class HB, 5.26%, 11/25/2036 (f)	335	345
Series 2006-119, PO, 12/25/2036	28	24
Series 2006-118, Class A2, 5.50%, 12/25/2036 (f)	110	107
Series 2009-70, Class CO, PO, 1/25/2037	182	152
Series 2006-128, Class BP, 5.50%, 1/25/2037	30	30
Series 2007-14, Class ES, IF, IO, 1.00%, 3/25/2037 (f)	303	23
Series 2007-77, Class FG, 5.94%, 3/25/2037 (f)	31	31
Series 2007-16, Class FC, 6.19%, 3/25/2037 (f)	40	39
Series 2007-42, Class AO, PO, 5/25/2037	8	7
Series 2007-48, PO, 5/25/2037	46	39
Series 2007-60, Class AX, IF, IO, 1.71%, 7/25/2037 (f)	842	97
Series 2007-81, Class GE, 6.00%, 8/25/2037	87	89
Series 2007-88, Class VI, IF, IO, 1.10%, 9/25/2037 (f)	601	51
Series 2007-91, Class ES, IF, IO, 1.02%, 10/25/2037 (f)	448	35
Series 2007-116, Class HI, IO, 0.26%, 1/25/2038 (f)	239	10
Series 2008-1, Class BI, IF, IO, 0.47%, 2/25/2038 (f)	144	9

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2008-16, Class IS, IF, IO, 0.76%, 3/25/2038 (f)	53	3
Series 2008-10, Class XI, IF, IO, 0.79%, 3/25/2038 (f)	132	10
Series 2008-27, Class SN, IF, IO, 1.46%, 4/25/2038 (f)	67	6
Series 2008-44, PO, 5/25/2038	6	5
Series 2008-53, Class CI, IF, IO, 1.76%, 7/25/2038 (f)	86	8
Series 2008-80, Class SA, IF, IO, 0.41%, 9/25/2038 (f)	193	13
Series 2008-81, Class SB, IF, IO, 0.41%, 9/25/2038 (f)	260	13
Series 2009-6, Class GS, IF, IO, 1.11%, 2/25/2039 (f)	181	15
Series 2009-60, Class HT, 6.00%, 8/25/2039	179	182
Series 2009-99, Class SC, IF, IO, 0.74%, 12/25/2039 (f)	49	3
Series 2009-103, Class MB, 5.27%, 12/25/2039 (f)	73	73
Series 2010-49, Class SC, IF, 1.77%, 3/25/2040 (f)	136	130
Series 2010-64, Class DM, 5.00%, 6/25/2040	63	62
Series 2010-71, Class HJ, 5.50%, 7/25/2040	122	122
Series 2010-147, Class SA, IF, IO, 1.09%, 1/25/2041 (f)	592	68
Series 2011-30, Class LS, IO, 1.56%, 4/25/2041 (f)	210	12
Series 2011-75, Class FA, 5.99%, 8/25/2041 (f)	46	45
Series 2011-118, Class MT, 7.00%, 11/25/2041	169	174
Series 2011-130, Class CA, 6.00%, 12/25/2041	404	405
Series 2013-81, Class TA, 3.00%, 2/25/2043	712	677
Series 2013-92, PO, 9/25/2043	483	356
Series 2013-90, Class PM, 3.50%, 9/25/2043	1,694	1,475
Series 2013-101, Class DO, PO, 10/25/2043	846	614
Series 2013-128, PO, 12/25/2043	876	641
Series 2011-2, Class WA, 5.83%, 2/25/2051 (f)	98	97
FNMA, REMIC Trust, Whole Loan
Series 2007-W7, Class 1A4, IF, 6.52%, 7/25/2037 (f)	5	6
Series 2003-W4, Class 2A, 5.16%, 10/25/2042 (f)	30	29
Series 2003-W1, Class 1A1, 4.80%, 12/25/2042 (f)	259	244
Series 2003-W1, Class 2A, 5.23%, 12/25/2042 (f)	114	108
Series 2009-W1, Class A, 6.00%, 12/25/2049	204	203
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 5.10%, 6/27/2036 (f)	178	178
Series 2007-54, Class FA, 5.84%, 6/25/2037 (f)	99	96
Series 2007-106, Class A7, 6.03%, 10/25/2037 (f)	54	56
FNMA, STRIPS
Series 265, Class 2, 9.00%, 3/25/2024	—	—
Series 329, Class 1, PO, 1/25/2033	17	15
Series 345, Class 6, IO, 5.00%, 12/25/2033 (f)	27	4
Series 351, Class 7, IO, 5.00%, 4/25/2034 (f)	87	11
Series 355, Class 11, IO, 6.00%, 7/25/2034	76	11
Series 365, Class 8, IO, 5.50%, 5/25/2036	117	24
Series 374, Class 5, IO, 5.50%, 8/25/2036	62	11
Series 393, Class 6, IO, 5.50%, 4/25/2037	21	2
Series 383, Class 32, IO, 6.00%, 1/25/2038	29	6
Series 383, Class 33, IO, 6.00%, 1/25/2038	76	15
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.87%, 6/19/2035 (f)	288	265

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
GNMA
Series 2001-35, Class SA, IF, IO, 2.81%, 8/16/2031 (f)	41	—
Series 2002-52, Class GH, 6.50%, 7/20/2032	197	196
Series 2003-58, Class BE, 6.50%, 1/20/2033	260	259
Series 2003-12, Class SP, IF, IO, 2.25%, 2/20/2033 (f)	63	1
Series 2003-46, Class MG, 6.50%, 5/20/2033	201	200
Series 2003-52, Class AP, PO, 6/16/2033	56	51
Series 2003-112, Class SA, IF, IO, 1.11%, 12/16/2033 (f)	218	4
Series 2004-28, Class S, IF, 4.69%, 4/16/2034 (f)	90	94
Series 2004-90, Class SI, IF, IO, 0.65%, 10/20/2034 (f)	289	14
Series 2005-68, Class DP, IF, 3.32%, 6/17/2035 (f)	25	25
Series 2010-14, Class CO, PO, 8/20/2035	98	84
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (f)	446	62
Series 2005-68, Class KI, IF, IO, 0.85%, 9/20/2035 (f)	641	50
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	95	11
Series 2006-16, Class OP, PO, 3/20/2036	44	38
Series 2006-38, Class ZK, 6.50%, 8/20/2036	518	517
Series 2006-59, Class SD, IF, IO, 1.25%, 10/20/2036 (f)	149	8
Series 2006-65, Class SA, IF, IO, 1.35%, 11/20/2036 (f)	232	2
Series 2011-22, Class WA, 5.87%, 2/20/2037 (f)	219	223
Series 2007-57, PO, 3/20/2037	20	19
Series 2007-17, Class JO, PO, 4/16/2037	44	37
Series 2007-17, Class JI, IF, IO, 1.37%, 4/16/2037 (f)	413	32
Series 2007-19, Class SD, IF, IO, 0.75%, 4/20/2037 (f)	213	4
Series 2007-28, Class BO, PO, 5/20/2037	44	38
Series 2007-26, Class SC, IF, IO, 0.75%, 5/20/2037 (f)	177	6
Series 2007-27, Class SA, IF, IO, 0.75%, 5/20/2037 (f)	195	7
Series 2007-36, Class SE, IF, IO, 1.03%, 6/16/2037 (f)	104	3
Series 2007-47, Class PH, 6.00%, 7/16/2037	1,641	1,681
Series 2007-40, Class SB, IF, IO, 1.30%, 7/20/2037 (f)	392	19
Series 2007-42, Class SB, IF, IO, 1.30%, 7/20/2037 (f)	228	10
Series 2007-53, Class SW, IF, 3.87%, 9/20/2037 (f)	19	19
Series 2009-79, Class OK, PO, 11/16/2037	65	56
Series 2007-73, Class MI, IF, IO, 0.55%, 11/20/2037 (f)	128	3
Series 2007-76, Class SA, IF, IO, 1.08%, 11/20/2037 (f)	252	7
Series 2007-72, Class US, IF, IO, 1.10%, 11/20/2037 (f)	123	2
Series 2007-79, Class SY, IF, IO, 1.10%, 12/20/2037 (f)	116	3
Series 2008-2, Class NS, IF, IO, 1.10%, 1/16/2038 (f)	223	9
Series 2008-2, Class MS, IF, IO, 1.72%, 1/16/2038 (f)	67	5
Series 2008-10, Class S, IF, IO, 0.38%, 2/20/2038 (f)	137	2
Series 2008-36, Class SH, IF, IO, 0.85%, 4/20/2038 (f)	187	—
Series 2008-40, Class SA, IF, IO, 0.96%, 5/16/2038 (f)	1,082	57
Series 2008-55, Class SA, IF, IO, 0.75%, 6/20/2038 (f)	106	3
Series 2008-71, Class SC, IF, IO, 0.55%, 8/20/2038 (f)	48	1
Series 2009-25, Class SE, IF, IO, 2.15%, 9/20/2038 (f)	89	4
Series 2008-93, Class AS, IF, IO, 0.25%, 12/20/2038 (f)	138	6
Series 2009-6, Class SA, IF, IO, 0.66%, 2/16/2039 (f)	122	—
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	284	17

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	125	13
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	123	12
Series 2009-22, Class SA, IF, IO, 0.82%, 4/20/2039 (f)	245	12
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	62	6
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	66	9
Series 2009-43, Class SA, IF, IO, 0.50%, 6/20/2039 (f)	119	4
Series 2009-72, Class SM, IF, IO, 0.81%, 8/16/2039 (f)	264	15
Series 2010-31, Class NO, PO, 3/20/2040	429	351
Series 2013-75, Class WA, 5.10%, 6/20/2040 (f)	596	584
Series 2010-130, Class CP, 7.00%, 10/16/2040	75	78
Series 2010-157, Class OP, PO, 12/20/2040	465	382
Series 2011-75, Class SM, IF, IO, 1.15%, 5/20/2041 (f)	373	19
Series 2014-188, Class W, 4.56%, 10/20/2041 (f)	245	235
Series 2012-141, Class WC, 3.71%, 1/20/2042 (f)	156	144
Series 2013-54, Class WA, 4.91%, 11/20/2042 (f)	953	919
Series 2013-91, Class WA, 4.44%, 4/20/2043 (f)	505	472
Series 2013-116, Class JY, 4.00%, 8/16/2043	1,300	1,173
Series 2018-160, Class PA, 3.50%, 7/20/2046	963	918
Series 2012-H24, Class FG, 5.59%, 4/20/2060 (f)	9	9
Series 2013-H03, Class FA, 5.59%, 8/20/2060 (f)	—	—
Series 2012-H21, Class CF, 4.87%, 5/20/2061 (f)	7	7
Series 2013-H05, Class FB, 4.97%, 2/20/2062 (f)	10	9
Series 2012-H15, Class FA, 5.50%, 5/20/2062 (f)	—	—
Series 2012-H26, Class MA, 4.88%, 7/20/2062 (f)	3	3
Series 2012-H28, Class FA, 4.98%, 9/20/2062 (f)	3	3
Series 2012-H29, Class FA, 5.95%, 10/20/2062 (f)	191	190
Series 2012-H31, Class FD, 5.78%, 12/20/2062 (f)	478	475
Series 2013-H01, Class FA, 1.65%, 1/20/2063	1	—
Series 2013-H04, Class BA, 1.65%, 2/20/2063	2	1
Series 2013-H08, Class FC, 5.89%, 2/20/2063 (f)	279	277
Series 2013-H07, Class HA, 5.85%, 3/20/2063 (f)	292	290
Series 2013-H09, Class HA, 1.65%, 4/20/2063	10	9
Series 2013-H18, Class JA, 6.04%, 8/20/2063 (f)	536	535
Series 2014-H01, Class FD, 6.09%, 1/20/2064 (f)	254	253
Series 2014-H09, Class TA, 6.04%, 4/20/2064 (f)	225	224
Series 2015-H15, Class FD, 5.88%, 6/20/2065 (f)	941	936
Series 2015-H15, Class FJ, 5.88%, 6/20/2065 (f)	2,034	2,023
Series 2015-H16, Class FG, 5.88%, 7/20/2065 (f)	1,459	1,450
Series 2015-H23, Class FB, 5.96%, 9/20/2065 (f)	1,350	1,344
Series 2015-H32, Class FH, 6.10%, 12/20/2065 (f)	1,058	1,055
Series 2017-H08, Class XI, IO, 0.07%, 3/20/2067 (f)	4,567	185
Series 2021-H14, Class CF, 6.73%, 9/20/2071 (f)	4,352	4,418
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032 (b) (f)	274	251
Series 2005-RP3, Class 1AS, IO, 3.73%, 9/25/2035 (b) (f)	366	3
Series 2005-RP3, Class 1AF, 5.81%, 9/25/2035 (b) (f)	485	403
Series 2006-RP2, Class 1AS2, IF, IO, 0.57%, 4/25/2036 ‡ (b) (f)	1,452	70

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
GSR Mortgage Loan Trust
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	83	82
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	43	42
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	54	51
Series 2005-4F, Class AP, PO, 5/25/2035	—	—
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	255	241
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	667	317
Impac CMB Trust
Series 2004-7, Class 1A1, 6.20%, 11/25/2034 (f)	251	244
Series 2005-4, Class 2A1, 6.06%, 5/25/2035 (f)	81	74
Impac Secured Assets Trust Series 2006-1, Class 2A1, 6.16%, 5/25/2036 (f)	47	41
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 6.13%, 11/25/2033 (f)	87	83
Series 2006-A3, Class 6A1, 4.73%, 8/25/2034 (f)	19	18
Series 2006-A2, Class 4A1, 5.59%, 8/25/2034 (f)	112	110
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.79%, 4/25/2036 (f)	180	114
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	423	130
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 3.09%, 2/25/2026 (b) (f)	181	181
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 5.87%, 4/21/2034 (f)	65	61
Series 2004-4, Class 2A1, 5.56%, 5/25/2034 (f)	24	22
Series 2004-13, Class 3A7, 5.40%, 11/21/2034 (f)	151	139
Series 2004-15, Class 3A1, 5.42%, 12/25/2034 (f)	41	38
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	1	1
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	1	1
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	30	28
Series 2003-3, Class 1A1, 6.50%, 5/25/2033	77	77
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	157	148
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	85	84
Series 2004-6, Class 30, PO, 7/25/2034	89	67
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	157	147
Series 2004-7, Class 30, PO, 8/25/2034	51	36
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
Series 2003-12, Class 30, PO, 12/25/2033	6	4
Series 2004-1, Class 30, PO, 2/25/2034	7	4
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 5.81%, 5/25/2035 (b) (f)	1,101	572
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (b)	48	33
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 6.08%, 10/25/2028 (f)	27	26
Series 2003-F, Class A1, 6.10%, 10/25/2028 (f)	196	182
Series 2004-A, Class A1, 5.92%, 4/25/2029 (f)	48	43
Series 2004-1, Class 2A1, 4.57%, 12/25/2034 (f)	86	79
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (f)	144	123
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	33	32

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-A1, Class A1, 5.50%, 5/25/2033	8	8
Series 2003-A1, Class A2, 6.00%, 5/25/2033	22	21
RALI Trust
Series 2002-QS16, Class A3, IF, 5.21%, 10/25/2017 ‡ (f)	—	—
Series 2003-QS9, Class A3, IF, IO, 2.09%, 5/25/2018 ‡ (f)	1	—
Series 2003-QS12, Class A2A, IF, IO, 2.14%, 6/25/2018 ‡ (f)	—	—
Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	—	— (h)
Series 2004-QA6, Class NB2, 3.98%, 12/26/2034 (f)	211	189
SART Series 2017-1, 4.75%, 7/15/2024 ‡	141	139
Seasoned Credit Risk Transfer Trust
Series 2019-1, Class MT, 3.50%, 7/25/2058	2,467	2,128
Series 2019-3, Class MB, 3.50%, 10/25/2058	1,722	1,338
Series 2022-1, Class MTU, 3.25%, 11/25/2061	3,263	2,738
Series 2023-1, Class MT, 3.00%, 10/25/2062	4,776	3,824
Structured Asset Mortgage Investments II Trust Series 2004-AR5, Class 1A1, 6.11%, 10/19/2034 (f)	117	108
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 6.10%, 9/25/2043 (f)	62	58
Series 2004-4, Class 3A, 4.46%, 12/25/2044 (f)	150	137
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (f)	5,394	4,420
Vendee Mortgage Trust
Series 1994-1, Class 1, 3.94%, 2/15/2024 (f)	4	4
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	12	12
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	68	68
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	48	48
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	98	100
Series 1998-1, Class 2E, 7.00%, 3/15/2028	148	148
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	314	312
Series 2003-2, Class Z, 5.00%, 5/15/2033	1,481	1,464
VM Master Issuer LLC Series 2022-1, Class A1, 5.16%, 5/24/2025 ‡ (b) (f)	4,000	3,951
WaMu Mortgage Pass-Through Certificates Series 2004-RS2, Class A4, 5.00%, 11/25/2033	276	255
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 5.61%, 8/25/2033 (f)	20	19
Series 2003-AR9, Class 1A6, 5.68%, 9/25/2033 (f)	345	314
Series 2003-AR9, Class 2A, 5.91%, 9/25/2033 (f)	25	22
Series 2003-S9, Class P, PO, 10/25/2033	8	6
Series 2003-S9, Class A8, 5.25%, 10/25/2033	164	156
Series 2004-AR3, Class A1, 4.50%, 6/25/2034 (f)	25	22
Series 2004-AR3, Class A2, 4.50%, 6/25/2034 (f)	21	19
Series 2006-AR10, Class 2P, 4.23%, 9/25/2036 (f)	40	34
Series 2006-AR12, Class 2P, 3.92%, 10/25/2036 (f)	41	34
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-2, Class 2A3, IF, IO, 4.54%, 4/25/2035 (f)	342	11
Series 2005-2, Class 1A4, IF, IO, 4.59%, 4/25/2035 (f)	1,845	55
Series 2005-3, Class CX, IO, 5.50%, 5/25/2035	576	92
Series 2005-4, Class CB7, 5.50%, 6/25/2035	584	508
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035	498	76
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	102	85
Series 2005-6, Class 2A9, 5.50%, 8/25/2035	653	541

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	85	75
Total Collateralized Mortgage Obligations (Cost $124,717)		117,267
Commercial Mortgage-Backed Securities — 4.3%
BAMLL Commercial Mortgage Securities Trust Series 2014-520M, Class C, 4.35%, 8/15/2046 (b) (f)	1,300	809
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (b)	4,400	3,959
Bear Stearns Commercial Mortgage Securities Trust Series 2005-PWR8, Class X1, IO, 0.72%, 6/11/2041 (b) (f)	2	—
Commercial Mortgage Trust Series 2013-300P, Class A1, 4.35%, 8/10/2030 (b)	3,500	3,220
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 7.13%, 7/25/2041 (b) (f)	5,802	5,441
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K065, Class A2, 3.24%, 4/25/2027	2,467	2,341
Series K070, Class A2, 3.30%, 11/25/2027 (f)	1,748	1,652
Series K138, Class AM, 1.89%, 1/25/2032	1,850	1,457
Series K146, Class A2, 2.92%, 6/25/2032	4,200	3,605
Series K-150, Class A2, 3.71%, 9/25/2032 (f)	4,145	3,771
Series K-151, Class A2, 3.80%, 10/25/2032 (f)	5,200	4,761
Series K-153, Class A2, 3.82%, 12/25/2032 (f)	4,500	4,120
FNMA ACES
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (f)	100	99
Series 2017-M3, Class A2, 2.55%, 12/25/2026 (f)	878	820
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (f)	5,660	5,371
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (f)	3,021	2,849
Series 2018-M8, Class A2, 3.41%, 6/25/2028 (f)	2,337	2,203
Series 2018-M10, Class A2, 3.47%, 7/25/2028 (f)	3,335	3,143
Series 2017-M5, Class A2, 3.17%, 4/25/2029 (f)	2,369	2,195
Series 2020-M50, Class A2, 1.20%, 10/25/2030	1,300	1,158
Series 2020-M50, Class X1, IO, 1.93%, 10/25/2030 (f)	18,449	1,158
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (f)	5,230	4,205
Series 2022-M13, Class A2, 2.68%, 6/25/2032 (f)	6,802	5,629
Series 2022-M2S, Class A2, 3.88%, 8/25/2032 (f)	4,225	3,868
Series 2023-M8, Class A2, 4.47%, 3/25/2033 (f)	3,290	3,147
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	178	171
Series 2021-M3, Class X1, IO, 2.05%, 11/25/2033 (f)	3,285	269
FREMF Mortgage Trust
Series 2019-KBF3, Class B, 7.93%, 1/25/2029 (b) (f)	3,397	3,155
Series 2014-K39, Class C, 4.26%, 8/25/2047 (b) (f)	4,650	4,566
Series 2020-K737, Class B, 3.42%, 1/25/2053 (b) (f)	550	509
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (b)	998	862
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	2,050	1,875
Series 2019-PARK, Class D, 2.72%, 12/15/2036 (b)	2,685	1,625
P4 SFR Series 2019-STl A7.25%, 10/11/2026 ‡	2,600	2,461
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (b)	653	585
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	3,935	3,118
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	71	65
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA, IO, 0.91%, 5/10/2063 (b) (f)	560	—

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.19%, 3/15/2045 (b) (f)	400	294
Total Commercial Mortgage-Backed Securities (Cost $98,343)		90,536
Municipal Bonds — 0.5% (i)
California — 0.0% ^
City of Los Angeles Department of Airports, Federally Taxable Build America Bonds Direct Payment to Issuer Series 2009C, Rev., 6.58%, 5/15/2039	400	427
State of California, Various Purpose GO, 7.30%, 10/1/2039	350	403
Total California		830
New York — 0.2%
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2010D, Rev., 5.60%, 3/15/2040	360	358
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	1,825	1,867
Series 165, Rev., 5.65%, 11/1/2040	440	450
Series 174, Rev., 4.46%, 10/1/2062	2,060	1,737
Total New York		4,412
Ohio — 0.2%
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	1,315	1,568
Ohio State University (The), General Receipts Series 2011A, Rev., 4.80%, 6/1/2111	1,563	1,349
Ohio University, General Receipts, Federally Taxable Rev., 5.59%, 12/1/2114	200	180
Total Ohio		3,097
Oklahoma — 0.0% ^
Oklahoma Development Finance Authority, Natural Gas Co. Series 2022, Rev., 4.71%, 5/1/2052	575	525
Texas — 0.1%
Texas Natural Gas Securitization Finance Corp. Series 2023A-1, Rev., 5.10%, 4/1/2035	685	684
Texas Natural Gas Securitization Finance Corp., Winter Storm URI Series 2023A-2, Rev., 5.17%, 4/1/2041	1,155	1,137
Total Texas		1,821
Total Municipal Bonds (Cost $11,166)		10,685
U.S. Government Agency Securities — 0.4%
Tennessee Valley Authority
5.88%, 4/1/2036	6,839	7,450
4.63%, 9/15/2060	304	274
Tennessee Valley Authority STRIPS DN, 5.60%, 6/15/2035 (a)	800	444
Total U.S. Government Agency Securities (Cost $9,307)		8,168
Foreign Government Securities — 0.3%
Kingdom of Saudi Arabia
2.25%, 2/2/2033 (b)	622	492
3.45%, 2/2/2061 (b)	550	347
Republic of Chile 2.55%, 1/27/2032	497	412
Republic of Panama 4.50%, 4/16/2050	325	211
Republic of Peru 5.63%, 11/18/2050	88	85

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
United Mexican States
3.75%, 1/11/2028	1,216	1,149
2.66%, 5/24/2031	1,075	878
3.50%, 2/12/2034	1,252	1,018
4.60%, 1/23/2046	2,113	1,649
6.34%, 5/4/2053	310	295
3.77%, 5/24/2061	772	487
Total Foreign Government Securities (Cost $8,946)		7,023
Loan Assignments — 0.1% (c) (j)
Consumer Finance — 0.1%
OneSky Loan Trust, 1st Lien Term Loan (3-MONTH SOFR + 3.00%), 3.88%, 1/15/2031 (Cost $2,998)	2,970	2,702
	SHARES (000)
Short-Term Investments — 0.7%
Investment Companies — 0.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.39% (k) (l) (Cost $14,937)	14,931	14,940
Total Investments — 99.6% (Cost $2,345,607)		2,122,850
Other Assets Less Liabilities — 0.4%		8,495
NET ASSETS — 100.0%		2,131,345

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2023.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2023. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	The rate shown is the effective yield as of November 30, 2023.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2023.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at November 30, 2023 is $2,513 or 0.12% of the Fund’s net
assets as of November 30, 2023.

(e)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2023.

(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2023.

(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	Value is zero.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of November 30, 2023.
Futures contracts outstanding as of November 30, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	515	03/19/2024	USD	56,594	247
U.S. Treasury 10 Year Ultra Note	55	03/19/2024	USD	6,249	37
U.S. Treasury Ultra Bond	61	03/19/2024	USD	7,511	96
U.S. Treasury 2 Year Note	130	03/28/2024	USD	26,589	69
U.S. Treasury 5 Year Note	716	03/28/2024	USD	76,562	297
					746
Short Contracts
U.S. Treasury Long Bond	(184)	03/19/2024	USD	(21,459)	(161)
					585

Abbreviations
USD	United States Dollar

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset value ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2023.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$259,998	$49,050	$309,048
Collateralized Mortgage Obligations	—	113,106	4,161	117,267
Commercial Mortgage-Backed Securities	—	88,075	2,461	90,536
Corporate Bonds	—	524,576	—	524,576
Foreign Government Securities	—	7,023	—	7,023
Loan Assignments	—	2,702	—	2,702
Mortgage-Backed Securities	—	465,192	—	465,192
Municipal Bonds	—	10,685	—	10,685
U.S. Government Agency Securities	—	8,168	—	8,168
U.S. Treasury Obligations	—	572,713	—	572,713
Short-Term Investments
Investment Companies	14,940	—	—	14,940
Total Investments in Securities	$14,940	$2,052,238	$55,672	$2,122,850
Appreciation in Other Financial Instruments
Futures Contracts	$746	$—	$—	$746
Depreciation in Other Financial Instruments
Futures Contracts	(161)	—	—	(161)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$585	$—	$—	$585
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2023
Investments in Securities:
Asset-Backed Securities	$62,369	$— (a)	$(1,280)	$3	$11,195	$(24,255)	$1,018	$—	$49,050
Collateralized Mortgage Obligations	5,720	—	231	(8)	14	(1,796)	—	—	4,161
Commercial Mortgage-Backed Securities	2,483	—	(22)	—	—	—	—	—	2,461
Total	$70,572	$— (a)	$(1,071)	$(5)	$11,209	$(26,051)	$1,018	$—	$55,672

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2023, which were valued using significant unobservable inputs (level 3) amounted to $(1,216).
There were no significant transfers into or out of level 3 for the period ended November 30, 2023.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$10,174	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 10.00% (5.61%)
			Yield (Discount Rate of Cash Flows)	6.38% - 7.78% (7.02%)

Asset-Backed Securities	10,174
	4,021	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 7.00% (0.12%)
			Constant Default Rate	0.00% - 2.99% (0.05%)
			Yield (Discount Rate of Cash Flows)	0.00% - 11.69% (11.65%)
Collateralized Mortgage Obligations	4,021
Total	$14,195

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services.  At November 30, 2023, the value of these investments was $41,477. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2023	Shares at November 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.39% (a) (b)	$63,390	$286,637	$335,092	$(3)	$8	$14,940	14,931	$1,110	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2023.